McM Funds
Semi-Annual Report
December 31, 1998

Principal Preservation Fund
Intermediate Fixed Income Fund
Fixed Income Fund
Balanced Fund
Equity Investment Fund

Dear Shareholder:


Over the last few months of 1998, we were pleased to be featured in a few publications and evaluated favorably by a couple of the better-known mutual fund rating agencies. In almost every case, the theme was the same: we were feted as a family of Funds that earned very competitive returns while taking less investment risk than the overall market.

The writers of these reports were speaking to investors who were worried about the volatility in the financial markets. During those volatile periods, many other investment managers saw problems. We saw opportunities.

Despite headlines dramatizing every market blip, history has repeatedly demonstrated that, in the long run, the stock and bond markets are excellent performers. Over time, and despite temporary losses, both stock and bond markets have steadily gained value. And our shareholders have participated in those gains to a great extent.

Why have our Funds been successful for shareholders?

 o We emphasize consistency while investing for the long term.

 o Our market-oriented investment style makes us much less susceptible to investing trends than a number of other portfolio managers.

 o Many of the people who created our superior record of performance have been with us for a long time -- and as we add staff and plan for the future, we hire people committed to our disciplined investment style.

Market ups and downs are pretty normal. While others may try to out guess market cycles and trends, as the managers of your McM Funds, we will remain committed to a consistent, disciplined, investment program that works.

Sincerely,

[GRAPHIC OMITTED]

Terry A. O'Toole
Chairman of the Board

                                                                          Review
In 1998, the capital markets produced another year of stunning performance, ignoring the troubled world economy and the slowing growth in Asia and Latin America.

The stock market, as measured by the Standard & Poor's 500 Index, was up 28.7% while the Lehman Aggregate Bond Index was up 8.7%. U.S. companies continued to reward investors, another reason stocks held up in the uncertain global environment. Mergers and acquisitions were common and companies continued to announce the purchase of their own stock. Corporate balance sheets were strong as lower interest rates reduced debt expense and many companies chose to pay down their debt, further improving their financial situation.

In addition to strong domestic factors, the effects of the international financial shocks in 1998 led the Federal Reserve to lower interest rates in three separate moves. This allowed rapid money growth to help ease financial stress.

McMorgan's equity strategy continued to do well. Posting the fourth double-digit return in a row, the Equity and Balanced Funds added to high quality, attractive positions in the technology and finance sectors in periods of "crisis mentality" and trimmed the larger positions of those that performed well during more buoyant times. While many style biased mutual funds tried to time the market in 1998, McM portfolios were kept as fully invested as possible minimizing the "drag" caused by a large cash balances.

                                                                         Outlook
The bond market continues to look attractive with high expected real rates of return (yield less inflation). If the economy slows as we expect, bond yields should decline producing total returns in excess of portfolio yields.

Stocks should continue to do well. Normally, after this many years of strong economic growth, investors expect inflation to rise and the stock market to decline. This is not the case. U.S. corporations streamlined operations and technological advances increased their global competitive advantage. Prices are actually stable or declining, and as long as inflation remains moderate and interest rates stay low, U.S. multi-national companies should generate positive real earnings. We continue to emphasize areas where growth is more predictable, such as health care, while also investing in sectors that have declined due to excessive fear. This strategy seeks to produce above-average returns as we continue in 1999.

------------
To be preceded or accompanied by a prospectus. All benchmarks are unmanaged indices not available for investment. As of January 1, 1999 The McM Funds are distributed by First Data Distributors Inc. 4400 Computer Drive, Westborough MA 01581. DFU 2/99.

                                                     Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 62% of the portfolio. The 7-day and 30-day average yields as of December 31, 1998 were 4.82% and 4.83%, respectively.

Diversification
Certificates of Deposit 4%
Repurchase Agreements 12%
Commercial Paper 22%
Government 62%

Credit Quality
A-1/P-1 38%
Government 62%

Maturity
91+ days 20%
31-90 days 30%
1-15 days 29%
16-30 days 21%

Average Annual Return (%)              Current      One       Three      Since
                                        Yield       Year      Years    Inception
                                       -------      ----      -----    ---------
McM Principal Preservation Fund          4.86       5.30       5.27      5.32

    Principal Preservation Fund
December 31, 1997 - December 31, 1998

       7-Day Average Yield (%)

12/31/97                          5.39
1/31/98                           5.31
2/27/98                           5.29
3/31/98                           5.26
4/30/98                           5.23
5/31/98                           5.23
6/30/98                           5.22
7/31/98                           5.25
8/31/98                           5.25
9/30/98                           5.14
10/31/98                          5.08
11/30/98                          4.96
12/31/98                          4.82

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                  Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and AAA-rated bonds represent 66% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Funds weighted average maturity of 4.4 years seeks to limit sensitivity to interest rate changes.

                                                                   NASDAQ Symbol
                                                                           MCMNX

Diversification
Asset Backed/Other 3%
Government 28%
Mortgage 36%
Corporate 33%

Bond Quality
BAA 7%
Government 29%
AAA 37%
A 25%
AA 2%

Maturity
10+ years 6%
5-10 years 44%
Short-term 2%
1-5 years 48%

Average Annual Returns (%)                        One       Three        Since
                                                  Year      Years      Inception
                                                  ----      -----      ---------
McM Intermediate Fixed Income Fund                7.81      6.59         7.59
Lehman Brothers Intermediate Govt./Corp. Index    8.42      6.75         7.88

Intermediate Fixed Income Fund
July 14, 1994 Inception Date
                                                        Inter Fixed   LBInter
12/31/94                                                   $9,957     $10,001
1/31/95                                                   $10,122     $10,170
2/28/95                                                   $10,350     $10,381
3/31/95                                                   $10,398     $10,440
4/30/95                                                   $10,518     $10,568
5/31/95                                                   $10,849     $10,887
6/30/95                                                   $10,918     $10,960
7/31/95                                                   $10,914     $10,961
8/31/95                                                   $11,003     $11,061
9/30/95                                                   $11,078     $11,141
10/31/95                                                  $11,210     $11,264
11/30/95                                                  $11,344     $11,412
12/31/95                                                  $11,445     $11,532
1/31/96                                                   $11,540     $11,631
2/29/96                                                   $11,401     $11,495
3/31/96                                                   $11,340     $11,436
4/30/96                                                   $11,320     $11,396
5/31/96                                                   $11,302     $11,387
6/30/96                                                   $11,420     $11,508
7/31/96                                                   $11,461     $11,542
8/31/96                                                   $11,463     $11,552
9/30/96                                                   $11,617     $11,712
10/31/96                                                  $11,828     $11,920
11/30/96                                                  $11,983     $12,077
12/31/96                                                  $11,916     $12,000
1/31/97                                                   $11,957     $12,046
2/28/97                                                   $11,965     $12,069
3/31/97                                                   $11,880     $11,986
4/30/97                                                   $12,018     $12,126
5/31/97                                                   $12,123     $12,227
6/30/97                                                   $12,236     $12,338
7/31/97                                                   $12,507     $12,589
8/31/97                                                   $12,431     $12,526
9/30/97                                                   $12,582     $12,671
10/31/97                                                  $12,760     $12,812
11/30/97                                                  $12,744     $12,840
12/31/97                                                  $12,859     $12,942
1/30/98                                                   $13,033     $13,112
2/27/98                                                   $13,016     $13,102
3/31/98                                                   $13,051     $13,143
4/30/98                                                   $13,106     $13,209
5/31/98                                                   $13,218     $13,306
6/30/98                                                   $13,300     $13,391
7/31/98                                                   $13,335     $13,438
8/31/98                                                   $13,586     $13,649
9/30/98                                                   $13,874     $13,991
10/31/98                                                  $13,790     $13,977
11/30/98                                                  $13,822     $13,976
12/31/98                                                  $13,865     $14,032

Past performance does not guarantee future results.

                                                               Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 6.6 years, 2.2 years longer than the Intermediate Fixed Income Fund.

                                                                   NASDAQ Symbol
                                                                           MCMFX

Diversification
Government 29%
Corporate 33%
Mortgage 38%

Bond Quality
BAA 10%
Government 29%
A 21%
AA 1%
AAA 39%

Maturity
10+ years 4%
1-5 years 16%
Short-term 1%
5-10 years 79%

Average Annual Returns (%)          One       Three        Since
                                    Year      Years      Inception
                                    ----      -----      ---------
McM Fixed Income Fund               8.52      6.99         8.68
Lehman Brothers Aggregate Index     8.67      7.29         8.93

Fixed Income Fund
July 14, 1994 Inception Date
                                                            FIF         LB
12/31/94                                                   $9,926     $10,015
1/31/95                                                   $10,114     $10,213
2/28/95                                                   $10,384     $10,456
3/31/95                                                   $10,460     $10,520
4/30/95                                                   $10,604     $10,667
5/31/95                                                   $11,060     $11,080
6/30/95                                                   $11,155     $11,161
7/31/95                                                   $11,112     $11,137
8/31/95                                                   $11,257     $11,271
9/30/95                                                   $11,364     $11,381
10/31/95                                                  $11,533     $11,529
11/30/95                                                  $11,716     $11,702
12/31/95                                                  $11,841     $11,865
1/31/96                                                   $11,929     $11,944
2/29/96                                                   $11,688     $11,736
3/31/96                                                   $11,587     $11,654
4/30/96                                                   $11,485     $11,588
5/31/96                                                   $11,460     $11,565
6/30/96                                                   $11,618     $11,720
7/31/96                                                   $11,629     $11,752
8/31/96                                                   $11,605     $11,732
9/30/96                                                   $11,820     $11,936
10/31/96                                                  $12,104     $12,201
11/30/96                                                  $12,335     $12,410
12/31/96                                                  $12,202     $12,294
1/31/97                                                   $12,225     $12,332
2/28/97                                                   $12,238     $12,363
3/31/97                                                   $12,085     $12,226
4/30/97                                                   $12,263     $12,409
5/31/97                                                   $12,373     $12,527
6/30/97                                                   $12,516     $12,676
7/31/97                                                   $12,912     $13,019
8/31/97                                                   $12,757     $12,908
9/30/97                                                   $12,965     $13,099
10/31/97                                                  $13,181     $13,289
11/30/97                                                  $13,212     $13,350
12/31/97                                                  $13,364     $13,485
1/30/98                                                   $13,573     $13,657
2/27/98                                                   $13,516     $13,647
3/31/98                                                   $13,562     $13,693
4/30/98                                                   $13,619     $13,764
5/31/98                                                   $13,747     $13,895
6/30/98                                                   $13,857     $14,013
7/31/98                                                   $13,866     $14,042
8/31/98                                                   $14,171     $14,271
9/30/98                                                   $14,568     $14,605
10/31/98                                                  $14,385     $14,528
11/30/98                                                  $14,446     $14,611
12/31/98                                                  $14,503     $14,655

Past performance does not guarantee future results.

                                                                   Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 61.5% of the Fund, bonds about 37% and cash about 1.5%. The common stock portion is well diversified among 100 companies that represent all economic sectors. The Funds bond portion is 68% U.S. Government and AAA-rated securities with a weighted average maturity of 6.2 years.

                                                                   NASDAQ Symbol
                                                                           MCMBX

Asset Allocation
Cash 1.5%
Bonds 37%
Stocks 61.5%

Fixed Income Quality
BAA 11%
Government 31%
AAA 37%
A 19%
AA 2%

Average Annual Returns (%)             One       Three        Since
                                       Year      Years      Inception
                                       -----     -----      ---------
McM Balanced Fund                      20.62     20.12        19.89
Lehman Brothers Aggregate Index         8.67      7.29         8.93
Standard & Poors 500 Stock Index       28.69     28.27        27.69

Ten Largest Equity Holdings (%)
Intel                                          4.5
Compaq                                         4.5
General Electric                               3.9
Federal National Mort. Assoc.                  3.6
Chase Manhattan                                3.2
Philip Morris                                  2.4
SBC Communications                             2.2
International Business Machines                2.1
Citigroup                                      2.0
Schering Plough                                2.0
                                              ----
                                              30.4

Balanced Fund
July 14, 1994 Inception Date

                                Bal Fund      LB           S&P
12/31/94                        $10,078     $10,015      $10,265
1/31/95                         $10,282     $10,213      $10,532
2/28/95                         $10,608     $10,456      $10,941
3/31/95                         $10,767     $10,520      $11,265
4/30/95                         $11,054     $10,667      $11,595
5/31/95                         $11,514     $11,080      $12,054
6/30/95                         $11,731     $11,161      $12,337
7/31/95                         $11,937     $11,137      $12,749
8/31/95                         $12,020     $11,271      $12,780
9/30/95                         $12,389     $11,381      $13,317
10/31/95                        $12,410     $11,529      $13,270
11/30/95                        $12,806     $11,702      $13,854
12/31/95                        $12,971     $11,865      $14,113
1/31/96                         $13,311     $11,944      $14,598
2/29/96                         $13,311     $11,736      $14,739
3/31/96                         $13,315     $11,654      $14,880
4/30/96                         $13,411     $11,588      $15,099
5/31/96                         $13,592     $11,565      $15,488
6/30/96                         $13,709     $11,720      $15,552
7/31/96                         $13,407     $11,752      $14,858
8/31/96                         $13,525     $11,732      $15,173
9/30/96                         $14,075     $11,936      $16,027
10/31/96                        $14,509     $12,201      $16,468
11/30/96                        $15,343     $12,410      $17,718
12/31/96                        $15,079     $12,294      $17,376
1/31/97                         $15,714     $12,332      $18,455
2/28/97                         $15,736     $12,363      $18,603
3/31/97                         $15,324     $12,226      $17,829
4/30/97                         $15,918     $12,409      $18,893
5/31/97                         $16,511     $12,527      $20,053
6/30/97                         $16,951     $12,676      $20,946
7/31/97                         $18,158     $13,019      $22,611
8/31/97                         $17,582     $12,908      $21,356
9/30/97                         $18,298     $13,099      $22,520
10/31/97                        $18,063     $13,289      $21,779
11/30/97                        $18,464     $13,350      $22,779
12/31/97                        $18,645     $13,485      $23,161
1/30/98                         $18,960     $13,657      $23,423
2/27/98                         $19,647     $13,647      $25,107
3/31/98                         $20,093     $13,693      $26,395
4/30/98                         $20,354     $13,764      $26,670
5/31/98                         $20,173     $13,895      $26,206
6/30/98                         $20,639     $14,013      $27,270
7/31/98                         $20,661     $14,042      $26,981
8/31/98                         $19,147     $14,271      $23,085
9/30/98                         $20,097     $14,605      $24,571
10/31/98                        $21,025     $14,528      $26,559
11/30/98                        $21,875     $14,611      $28,169
12/31/98                        $22,494     $14,655      $29,808

Past performance does not guarantee future results.

                                                          Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is well diversified among more than 95 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted as compared to the Standard & Poors 500 Stock Index.

NASDAQ Symbol
MCMEX

Ten Largest Holdings (%)            Portfolio Characteristics                             Sector Weightings (%)
Intel                        4.8    Price/Earnings Ratio                         33.89    Technology                         17.7
Compaq                       4.6    Beta                                          1.00    Financial Services                 17.0
General Electric             4.1    Avg. Market Capitalization                  $85.8B    Health Care                        13.2
Federal Natl Mort.           3.5    Total Number of Stocks                          95    Utilities                          10.5
Chase Manhattan              3.4                                                          Capital Goods                       9.3
Philip Morris                2.4    Average Annual Returns (%)                            Energy                              8.3
Citigroup                    2.2                                   McM Equity    S&P 500  Consumer Non-Durables               7.6
SBC Communications           2.0                                   ----------    -------  Retail                              5.9
Merck                        2.0    One Year                          27.76       28.69   Raw Materials                       3.0
Lucent Technologies          1.9    Three Years                       29.40       28.27   Consumer Services                   1.9
                            ----    Since Inception                   27.72       27.69   Consumer Durables                   1.9
                            30.9                                                          Transportation                      1.4
                                                                                          Shelter                             1.0
                                                                                          Business Equip. & Services          0.8
                                                                                          Multi-Industry                      0.5
                                                                                                                            -----
                                                                                                                            100.0

Equity Investment Fund
July 14, 1994 Inception Date

                                                           Equity       S&P
12/31/94                                                   10,124      10,265
1/31/95                                                    10,315      10,532
2/28/95                                                    10,709      10,941
3/31/95                                                    10,965      11,265
4/30/95                                                    11,371      11,595
5/31/95                                                    11,786      12,054
6/30/95                                                    12,155      12,337
7/31/95                                                    12,532      12,749
8/31/95                                                    12,552      12,780
9/30/95                                                    13,094      13,317
10/31/95                                                   13,002      13,270
11/30/95                                                   13,543      13,854
12/31/95                                                   13,761      14,113
1/31/96                                                    14,276      14,598
2/29/96                                                    14,513      14,739
3/31/96                                                    14,613      14,880
4/30/96                                                    14,913      15,099
5/31/96                                                    15,294      15,488
6/30/96                                                    15,380      15,552
7/31/96                                                    14,779      14,858
8/31/96                                                    15,058      15,173
9/30/96                                                    15,891      16,027
10/31/96                                                   16,452      16,468
11/30/96                                                   17,814      17,718
12/31/96                                                   17,449      17,376
1/31/97                                                    18,629      18,455
2/28/97                                                    18,629      18,603
3/31/97                                                    17,978      17,829
4/30/97                                                    18,952      18,893
5/31/97                                                    20,021      20,053
6/30/97                                                    20,713      20,946
7/31/97                                                    22,837      22,611
8/31/97                                                    21,880      21,356
9/30/97                                                    23,092      22,520
10/31/97                                                   22,323      21,779
11/30/97                                                   23,156      22,779
12/31/97                                                   23,352      23,161
1/30/98                                                    23,733      23,423
2/27/98                                                    25,238      25,107
3/31/98                                                    26,131      26,395
4/30/98                                                    26,630      26,670
5/31/98                                                    26,079      26,206
6/30/98                                                    26,906      27,270
7/31/98                                                    26,916      26,981
8/31/98                                                    23,342      23,085
9/30/98                                                    24,815      24,571
10/31/98                                                   26,862      26,559
11/30/98                                                   28,600      28,169
12/31/98                                                   29,841      29,808

              Past Performance does not guarantee future results.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Principal Preservation

                                                   Principal
                                                     Amount          Value
FIXED INCOME SECURITIES                          -------------   -------------
U.S. Government Agency Notes - 59.17%
Federal Farm Credit Bank - 2.25%
 4.69%, 06/15/99 .............................    $1,000,000      $   978,504
                                                                  -----------
                                                                      978,504
                                                                  -----------
Federal Home Loan Bank - 21.57%
 5.65%, 05/19/99 .............................     2,000,000        2,001,407
 5.35%, 01/20/99 .............................     1,500,000        1,495,765
 5.31%, 01/20/99 .............................     2,000,000        1,994,363
 5.24%, 05/05/99 .............................     1,000,000          981,951
 4.42%, 11/24/99 .............................     2,000,000        1,919,703
 4.99%, 01/28/99 .............................     1,000,000          996,250
                                                                  -----------
                                                                    9,389,439
                                                                  -----------
Federal Home Loan Mortgage Corp. - 12.71%
 5.00%, 01/07/99 .............................     4,000,000        3,996,667
 4.99%, 01/28/99 .............................     1,540,000        1,534,225
                                                                  -----------
                                                                    5,530,892
                                                                  -----------
Federal National Mortgage Association - 22.64%
 5.33%, 01/04/99 .............................     1,000,000          999,556
 5.09%, 03/15/99 .............................     4,000,000        3,958,674
 4.92%, 03/18/99 .............................     2,000,000        1,979,227
 4.68%, 07/21/99 .............................     2,000,000        1,947,740
 4.64%, 08/12/99 .............................     1,000,000          971,257
                                                                  -----------
                                                                    9,856,454
                                                                  -----------
Total U.S. GOVERNMENT AGENCY NOTES ...........                     25,755,289
                                                                  -----------
REPURCHASE AGREEMENTS - 11.95%
Repurchase Agreement
 5.00%, 01/04/99 .............................     4,000,000        4,000,000
Repurchase Agreement
 4.60%, 01/04/99 .............................     1,200,000        1,200,000
                                                                  -----------
TOTAL REPURCHASE AGREEMENT ...................                      5,200,000
                                                                  -----------
COMMERCIAL PAPER - 29.02%
Dupont (EI) de Nemours & Co.
 4.98%, 01/28/99 .............................     1,000,000          996,265
 4.95%, 03/26/99 .............................     1,000,000          988,450
Ford Motor Credit Corp.
 5.37%, 01/15/99 .............................     1,500,000        1,496,868
General Electric Capital Corp.
 4.96%, 03/31/99 .............................     1,000,000          987,738
General Motors Acceptance Corp.
 5.39%, 02/02/99 .............................     1,000,000          995,182
Goldman Sachs & Co.
 5.32%, 02/26/99 .............................     1,500,000        1,487,727
Imperial Bank
 5.05%, 02/16/99 .............................     1,700,000        1,700,000
Merrill Lynch & Co.
 5.05%, 01/29/99 .............................     2,000,000        1,992,128
Monsanto Co.
 5.18%, 01/12/99 .............................     1,000,000          998,417
Motorola, Inc.
 4.95%, 04/01/99 .............................     1,000,000          987,625
                                                                  -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Principal Preservation (continued)

                                                                    Value
FIXED INCOME SECURITIES - (continued)                          --------------
TOTAL COMMERCIAL PAPER .....................................    $12,630,400
                                                                -----------
TOTAL INVESTMENTS - 100.14% (Cost-$43,585,689)..............     43,585,689
                                                                -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - (0.14%) .........        (62,831)
                                                                -----------
NET ASSETS - 100.00% .......................................    $43,522,858
                                                                ===========

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1998
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund

                                                                             Principal
                                                                               Amount          Value
                                                                           -------------   -------------
FIXED INCOME SECURITIES - 96.97%
Asset Backed Securities - 1.51%
Capital Equipment Receivables Trust 6.57%, 03/15/01 ....................    $1,000,000      $1,011,304
CMO Trust 43 Y 8.20%, 05/20/04 .........................................        23,035          23,492
Olympic Automobile Receivables Trust 1994-B A2 6.25%, 11/15/04 .........     1,000,000       1,018,785
                                                                                            ----------
                                                                                             2,053,581
                                                                                            ----------
TOTAL ASSET BACKED SECURITIES
Corporate Bonds - 33.02%
Bank & Insurance - 3.54%
BankAmerica Corp. 6.85%, 03/01/03 ......................................     1,500,000       1,565,625
Norwest Corp. 5.75%, 02/01/03 ..........................................     2,500,000       2,534,375
Travelers Property Casualty Corp. 6.75%, 04/15/01 ......................       700,000         721,000
                                                                                            ----------
                                                                                             4,821,000
                                                                                            ----------
Financial Services - 21.07%
American General Finance Corp. .........................................
 6.20%, 03/15/03 .......................................................     2,000,000       2,042,500
 5.75%, 11/01/03 .......................................................     1,500,000       1,507,500
Associates Corp. Of North America
 6.38%, 07/15/02 .......................................................       400,000         411,000
 6.38%, 10/15/02 .......................................................       330,000         339,488
Beneficial Corp.
 8.10%, 11/09/99 .......................................................       425,000         435,293
 6.85%, 06/17/02 .......................................................       325,000         334,750
Citigroup, Inc.
 9.50%, 03/01/02 .......................................................       500,000         557,648
Commercial Credit Co.
 6.00%, 04/15/00 .......................................................       225,000         226,688
 6.38%, 09/15/02 .......................................................       700,000         719,250
Finova Capital Corp.
 6.63%, 09/15/01 .......................................................       875,000         888,125
 7.13%, 05/01/02 .......................................................     1,025,000       1,053,188
 6.12%, 05/28/02 .......................................................       425,000         423,938
 6.50%, 07/28/02 .......................................................       700,000         707,000
Ford Motor Credit Co.
 6.55%, 09/10/02 .......................................................     2,000,000       2,065,000
 6.63%, 06/30/03 .......................................................     1,000,000       1,045,000
General Motors Acceptance Corp.
 5.85%, 04/06/00 .......................................................     2,000,000       2,012,500
 6.70%, 04/30/01 .......................................................        50,000          51,375
 7.13%, 05/01/03 .......................................................       300,000         317,250
 7.25%, 05/15/03 .......................................................     1,100,000       1,168,750
 6.75%, 10/06/03 .......................................................     1,700,000       1,778,625
 5.75%, 11/10/03 .......................................................     1,200,000       1,207,500
Household Finance Corp.
 6.75%, 06/01/00 .......................................................       650,000         660,563
 6.96%, 09/04/01 .......................................................       175,000         180,906
 6.70%, 06/15/02 .......................................................       500,000         515,625

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                            Principal
                                                             Amount          Value
                                                          ------------   -------------
FIXED INCOME SECURITIES - (continued)
Lehman Brothers, Inc.
 6.13%, 02/01/01 ......................................    $  800,000     $   797,000
Merrill Lynch & Co Inc
 6.00%, 11/15/04 ......................................       800,000         818,000
Morgan Stanley Dean Witter Discover & Co.
 6.88%, 03/01/07 ......................................       575,000         605,187
NationsBank Corp.
 6.13%, 07/15/04 ......................................     1,500,000       1,537,500
Salomon Smith Barney Holdings, Inc.
 5.88%, 02/01/01 ......................................     1,250,000       1,259,375
 7.20%, 02/01/04 ......................................     1,155,000       1,228,631
Sears Roebuck Acceptance Corp.
 6.73%, 08/29/00 ......................................     1,000,000       1,021,250
 6.92%, 10/03/02 ......................................       225,000         234,562
Transamerica Financial Corp.
 7.51%, 04/15/02 ......................................       150,000         156,375
 6.38%, 06/10/02 ......................................       400,000         404,000
                                                                          -----------
                                                                           28,711,342
                                                                          -----------
Industrial - 8.41%
Enron Corp. 6.45%, 11/15/01 ...........................     2,000,000       2,050,000
Philip Morris Cos., Inc.
 7.50%, 01/15/02 ......................................     1,150,000       1,207,500
 7.25%, 01/15/03 ......................................       800,000         843,000
 6.80%, 12/01/03 ......................................       645,000         674,025
Raytheon Co. 6.45%, 08/15/02 ..........................     2,000,000       2,047,500
TCI Communications, Inc. 6.38%, 05/01/03 ..............     2,500,000       2,593,750
Transcontinental Gas Pipeline 6.13%, 01/15/05 .........     2,000,000       2,047,500
                                                                          -----------
                                                                           11,463,275
                                                                          -----------
TOTAL CORPORATE BOND ..................................                    44,995,617
                                                                          -----------
U.S. Government Agency Obligations - 24.88%
Federal Farm Credit Bank - 0.47%
 6.34%, 02/07/02 ......................................       615,000         638,124
                                                                          -----------
                                                                              638,124
                                                                          -----------
Federal Home Loan Bank - 1.35%
 6.09%, 12/23/02 ......................................       500,000         519,122
 5.77%, 02/03/04 ......................................       840,000         862,227
 7.70%, 09/20/04 ......................................       400,000         449,449
                                                                          -----------
                                                                            1,830,798
                                                                          -----------
Federal Home Loan Mortgage Corp. - 1.80%
 5.63%, 01/10/03 ......................................       200,000         203,949
 5.99%, 12/01/03 ......................................     1,650,000       1,714,418
 6.65%, 03/10/04 ......................................       500,000         533,112
                                                                          -----------
                                                                            2,451,479
                                                                          -----------
Federal National Mortgage Association - 13.34%
 6.45%, 04/23/01 ......................................       150,000         155,025
 7.55%, 04/22/02 ......................................     2,000,000       2,152,539
 6.59%, 05/21/02 ......................................     1,500,000       1,572,757
 6.23%, 07/18/02 ......................................       200,000         207,865
 5.45%, 10/10/03 ......................................       160,000         162,465
 7.88%, 02/24/05 ......................................     5,340,000       6,070,011

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                       Principal
                                                         Amount          Value
                                                     -------------   -------------
FIXED INCOME SECURITIES - (continued)
 5.75%, 06/15/05 .................................    $1,500,000      $ 1,555,452
 5.75%, 11/18/21 .................................     3,000,000        2,960,745
 7.40%, 07/01/04 .................................     1,400,000        1,543,393
 5.95%, 10/16/02 .................................     1,735,000        1,790,421
                                                                      -----------
                                                                       18,170,673
                                                                      -----------
Financing Corp. Coupon Strip - 0.23%
 0.00%, 04/06/02 .................................       375,000          318,092
                                                                      -----------
                                                                          318,092
                                                                      -----------
Guaranteed Export Trust - 1.24%
 6.28%, 06/15/04 .................................       355,882          366,472
 6.13%, 06/15/04 .................................       323,529          326,135
 6.55%, 06/15/04 .................................       970,585          999,503
                                                                      -----------
                                                                        1,692,110
                                                                      -----------
Resolution Funding Strip - 6.45%
 0.00%, 04/15/06 .................................     3,060,000        2,128,610
 0.00%, 07/15/08 .................................     2,700,000        1,660,545
 0.00%, 10/15/08 .................................     3,900,000        2,359,186
 0.00%, 04/15/10 .................................     4,810,000        2,641,198
                                                                      -----------
                                                                        8,789,539
                                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .........                     33,890,815
                                                                      -----------
Collateralized Mortgage Obligations - 33.76%
Federal Home Loan Mortgage Corp. - 24.09%
 6.50%, 08/15/14 .................................       314,550          314,570
 5.85%, 02/15/18 .................................     1,500,000        1,503,086
 6.40%, 01/15/19 .................................     1,000,000        1,008,132
 6.25%, 05/15/19 .................................     1,000,000        1,005,648
 6.00%, 07/15/19 .................................     1,500,000        1,509,337
 5.50%, 10/15/19 .................................     1,800,000        1,792,969
 6.00%, 02/15/20 .................................     1,000,000        1,007,195
 6.00%, 05/15/20 .................................     1,550,000        1,551,077
 6.00%, 10/15/20 .................................     1,600,000        1,599,643
 6.00%, 12/15/20 .................................     3,000,000        2,987,475
 6.50%, 01/25/21 .................................     2,000,000        2,011,899
 5.25%, 02/15/21 .................................     2,000,000        1,969,688
 5.50%, 04/15/21 .................................     3,400,000        3,318,757
 5.75%, 05/15/21 .................................     1,600,000        1,589,714
 6.35%, 07/15/21 .................................     1,000,000        1,009,684
 6.75%, 05/15/23 .................................     1,000,000        1,027,405
 5.75%, 09/15/23 .................................     2,000,000        1,955,590
 5.75%, 03/15/24 .................................     2,000,000        1,958,670
 5.50%, 01/15/21 .................................     3,825,000        3,697,206
                                                                      -----------
                                                                       32,817,745
                                                                      -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                                         Principal
                                                                          Amount           Value
                                                                       ------------   ---------------
FIXED INCOME SECURITIES - (continued)
Federal National Mortgage Association - 9.67%
 5.95%, 05/25/05 ...................................................    $  924,142     $    924,424
 5.40%, 11/25/05 ...................................................       745,001          742,477
 6.00%, 04/01/09 ...................................................        13,354           13,298
 5.25%, 11/25/13 ...................................................        39,214           39,069
 5.75%, 02/25/15 ...................................................       268,532          267,891
 5.25%, 09/25/16 ...................................................        26,705           26,531
 9.00%, 06/25/18 ...................................................        99,807          105,313
 6.60%, 09/25/18 ...................................................       100,000          100,734
 6.25%, 01/25/19 ...................................................     2,500,000        2,517,051
 5.50%, 02/25/19 ...................................................     1,175,000        1,168,781
 6.25%, 07/25/19 ...................................................       600,000          603,150
 5.50%, 07/25/20 ...................................................     1,850,000        1,790,874
 5.50%, 08/25/21 ...................................................       720,000          709,099
 0.00%, 01/25/22 ...................................................        77,309           75,275
 6.00%, 01/17/23 ...................................................     1,350,000        1,336,789
 6.25%, 01/25/23 ...................................................     2,000,000        2,039,368
 5.75%, 09/18/22 ...................................................       725,000          714,606
                                                                                       ------------
                                                                                         13,174,730
                                                                                       ------------
TOTAL COLATERALIZED MORTGAGE OBLIGATIONS ...........................                     45,992,475
                                                                                       ------------
U.S. Government Obligations - 3.80%
U.S. Treasury Notes
 11.88%, 11/15/03 ..................................................       860,000        1,123,126
 11.63%, 11/15/04 ..................................................     1,560,000        2,101,061
 7.88%, 11/15/04 ...................................................     1,680,000        1,946,666
                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS ....................................                      5,170,853
                                                                                       ------------
TOTAL FIXED INCOME SECURITIES - 96.97% (Cost-$128,573,355) .........                    132,103,341
                                                                                       ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 3.03% ...................                      4,133,934
                                                                                       ------------
NET ASSETS - 100.00% ...............................................                   $136,237,275
                                                                                       ============

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Fixed Income Fund
                                             Principal
                                              Amount         Value
                                             ---------   ------------
FIXED INCOME SECURITIES - 98.25%
Asset Backed Securities -- 0.02%
CMO Trust 39 Y
 8.65%, 03/01/03 ......................      $  5,263     $    5,357
                                                          ----------
                                                               5,357
                                                          ----------
TOTAL ASSET BACKED SECURITIES
CORPORATE BONDS - 32.00%
Bank & Insurance - 6.67%
BankAmerica Corp.
 6.85%, 03/01/03 ......................       250,000        260,938
 6.63%, 08/01/07 ......................       100,000        105,875
 6.63%, 10/15/07 ......................       150,000        159,938
KeyCorp
 6.75%, 03/15/06 ......................       280,000        296,100
NationsBank Corp.
 7.50%, 09/15/06 ......................       175,000        193,156
 6.38%, 02/15/08 ......................       200,000        208,750
U.S. Bancorp
 6.50%, 02/01/08 ......................       400,000        419,500
Wells Fargo & Co.
 6.25%, 04/15/08 ......................       105,000        109,068
                                                          ----------
                                                           1,753,325
                                                          ----------
Financial Services - 15.56%
American General Finance Corp.
 6.20%, 03/15/03 ......................       500,000        510,625
Associates Corp. Of North America
 6.38%, 10/15/02 ......................       120,000        123,450
Beneficial Corp.
 9.47%, 03/09/01                               20,000         21,500
 6.75%, 07/20/04 ......................       100,000        106,250
 6.94%, 12/15/06 ......................       100,000        108,875
Citigroup, Inc.
 9.50%, 03/01/02 ......................        75,000         83,647
Commercial Credit Co.
 6.38%, 09/15/02 ......................       100,000        102,750
 6.63%, 11/15/06 ......................       225,000        235,969
Finova Capital Corp.
 6.50%, 07/28/02 ......................       300,000        303,000
 6.90%, 06/19/04 ......................       100,000        106,375
 6.63%, 09/15/01 ......................       100,000        101,500
Ford Motor Credit Co.
 6.55%, 09/10/02 ......................       100,000        103,250
 6.38%, 11/05/08 ......................       150,000        158,625
General Motors Acceptance Corp.
 6.50%, 12/05/05 ......................        50,000         51,938
 6.13%, 01/22/08 ......................       350,000        357,875
Household Finance Corp.
 6.70%, 06/15/02 ......................        75,000         77,344
 7.65%, 05/15/07 ......................       100,000        111,000
Lehman Brothers, Inc.
 7.63%, 06/01/06 ......................        80,000         85,000

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                               Principal
                                                Amount         Value
                                              ----------   ------------
FIXED INCOME SECURITIES - (continued)
Financial Services - (continued)
Merrill Lynch & Co., Inc.
 6.56%, 12/16/07 ..........................    $150,000     $  157,875
Morgan Stanley Dean Witter Discover & Co.
 6.88%, 03/01/07 ..........................     125,000        131,563
Salomon Smith Barney Holdings, Inc.
 7.20%, 02/01/04 ..........................     100,000        106,375
 7.00%, 03/15/04 ..........................     150,000        158,438
 7.38%, 05/15/07 ..........................     100,000        108,875
Sears Roebuck Acceptance Corp.
 6.13%, 01/15/06 ..........................     100,000        102,125
 6.70%, 11/15/06 ..........................     400,000        423,500
Transamerica Financial Corp.
 7.50%, 09/14/01 ..........................      75,000         77,916
 7.51%, 04/15/02 ..........................      75,000         78,187
                                                            ----------
                                                             4,093,827
                                                            ----------
Industrial - 9.77%
Enron Corp.
 6.63%, 11/15/05 ..........................     450,000        459,563
 6.40%, 07/15/06 ..........................     150,000        151,312
Northwest Pipeline Corp.
 6.63%, 12/01/07 ..........................     700,000        740,250
Philip Morris Cos., Inc.
 7.50%, 01/15/02 ..........................     175,000        183,750
 6.80%, 12/01/03 ..........................      50,000         52,250
Raytheon Co.
 6.30%, 03/15/05 ..........................     550,000        563,750
Sears Roebuck & Co.
 6.25%, 01/15/04 ..........................      50,000         51,312
TCI Communications, Inc.
 6.88%, 02/15/06 ..........................     100,000        107,000
Transcontinental Gas Pipeline
 6.25%, 01/15/08 ..........................     250,000        259,375
                                                            ----------
                                                             2,568,562
                                                            ----------
TOTAL CORPORATE BONDS .....................                  8,415,714
                                                            ----------
U.S. Government Obligations - 17.92%
U.S. Treasury Notes
 7.00%, 07/15/06 ..........................     750,000        856,277
 6.50%, 10/15/06 ..........................     500,000        556,299
 11.88%, 11/15/03 .........................     725,000        946,821
 11.63%, 11/15/04 .........................     545,000        734,024
 7.50%, 11/15/16 ..........................     532,000        661,072
 8.88%, 08/15/17 ..........................     130,000        183,195
 6.88%, 05/15/06 ..........................     685,000        776,310
                                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS ...........                  4,713,998
                                                            ----------
U.S. Government Agency Obligations - 11.47%
Federal Home Loan Bank - 2.49%
 7.78%, 10/19/01 ..........................     250,000        268,614
 5.77%, 02/03/04 ..........................     160,000        164,234
 7.52%, 05/24/04 ..........................     200,000        221,845
                                                            ----------
                                                               654,693
                                                            ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                      Principal
                                                       Amount         Value
                                                     ----------   ------------
FIXED INCOME SECURITIES - (continued)
Federal Home Loan Mortgage Corp. - 1.29%
 7.13%, 11/18/02 .................................    $315,000     $  338,161
                                                                   ----------
                                                                      338,161
                                                                   ----------
Federal National Mortgage Association - 6.28%
 7.88%, 02/24/05 .................................     570,000        647,923
 5.75%, 06/15/05 .................................     500,000        518,484
 5.75%, 02/18/23 .................................     500,000        487,788
                                                                   ----------
                                                                    1,654,195
                                                                   ----------
Guaranteed Export Trust - 0.15%
 6.13%, 06/15/04 .................................      38,824         39,136
                                                                   ----------
                                                                       39,136
                                                                   ----------
Resolution Funding Strip - 1.26%
 0.00%, 10/15/11 .................................     260,000        128,757
 0.00%, 04/15/16 .................................     310,000        114,957
 0.00%, 04/15/17 .................................     250,000         87,228
                                                                   ----------
                                                                      330,942
                                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .........                  3,017,127
                                                                   ----------
Collateralized Mortgage Obligations - 36.84%
Federal Home Loan Mortgage Corp. - 25.92%
 6.50%, 10/15/19 .................................     200,000        202,477
 5.50%, 03/15/24 .................................     400,000        388,125
 5.95%, 02/15/22 .................................     500,000        503,160
 6.25%, 11/15/18 .................................     175,000        176,247
 6.25%, 05/15/19 .................................     250,000        251,764
 6.40%, 05/15/19 .................................     150,000        151,371
 6.50%, 06/25/20 .................................     100,000        102,271
 6.35%, 07/15/21 .................................     150,000        151,453
 6.50%, 08/15/21 .................................      75,000         76,111
 6.00%, 02/15/22 .................................     200,000        201,435
 6.65%, 07/15/22 .................................     150,000        153,028
 6.00%, 02/15/23 .................................     200,000        200,141
 6.75%, 05/15/23 .................................     200,000        205,481
 6.00%, 02/15/12 .................................     500,000        496,553
 6.00%, 10/15/21 .................................     600,000        605,187
 5.75%, 06/15/23 .................................     550,000        538,651
 5.75%, 09/15/23 .................................     600,000        586,677
 6.00%, 12/15/23 .................................     400,000        398,876
 5.75%, 03/15/24 .................................     600,000        587,601
 5.75%, 03/15/24 .................................     300,000        293,048
 6.00%, 03/15/24 .................................     500,000        495,493
 5.95%, 01/19/06 .................................      50,000         52,156
                                                                   ----------
                                                                    6,817,306
                                                                   ----------
Federal National Mortgage Association - 10.92%
 7.40%, 07/01/04 .................................      35,000         38,585
 5.75%, 02/15/08 .................................      40,000         41,490
 7.50%, 07/25/18 .................................       9,940         10,084
 6.00%, 09/25/18 .................................      40,000         40,178
 6.50%, 03/25/19 .................................     150,000        151,415
 6.50%, 04/25/19 .................................     150,000        151,847
 3.50%, 05/25/19 .................................     125,000        117,491

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                                       Principal
                                                                        Amount         Value
                                                                      ----------   -------------
FIXED INCOME SECURITIES - (continued)
 6.50%, 09/25/19 ..................................................    $150,000     $   151,314
 6.25%, 01/25/20 ..................................................     220,000         220,970
 6.85%, 10/25/20 ..................................................      40,000          40,829
 6.75%, 11/25/20 ..................................................     200,000         203,554
 6.75%, 05/25/21 ..................................................     200,000         203,499
 6.50%, 10/25/21 ..................................................     200,000         202,680
 6.00%, 12/18/22 ..................................................     600,000         591,945
 6.00%, 03/25/23 ..................................................     500,000         497,367
 7.00%, 06/25/23 ..................................................     200,000         207,658
                                                                                    -----------
                                                                                      2,870,906
                                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS .........................                   9,688,212
                                                                                    -----------
TOTAL FIXED INCOME SECURITIES - 98.25% (Cost-$24,972,956 ).........                  25,840,408
                                                                                    -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.75% ..................                     460,336
                                                                                    -----------
NET ASSETS - 100.00% ..............................................                 $26,300,744
                                                                                    ===========

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Balanced Fund
                                             Shares        Value
                                            --------   ------------
COMMON STOCKS - 61.42%
Business Equipment & Services - 1.04%
Automatic Data Processing, Inc. .........     7,200     $  577,350
Berkshire Hathaway Inc. Cl. B ...........       252        592,200
Nielsen Media Research, Inc. ............     1,150         20,700
                                                        ----------
                                                         1,190,250
                                                        ----------
Capital Goods - 5.41%
Cooper Industries, Inc. .................     4,700        224,130
Emerson Electric Co. ....................     9,500        574,750
General Electric Co. ....................    26,500      2,704,656
Honeywell, Inc. .........................     8,400        632,625
Illinois Tool Works, Inc. ...............     1,800        104,400
Ingersoll-Rand Co. ......................     3,750        176,016
PPG Industries, Inc. ....................     9,800        570,850
Tyco International, Ltd. ................    15,700      1,184,369
                                                        ----------
                                                         6,171,796
                                                        ----------
Consumer Durables - 1.22%
Ford Motor Co. ..........................    12,600        739,462
General Motors Corp. ....................     9,100        651,219
                                                        ----------
                                                         1,390,681
                                                        ----------
Consumer Non-Durables - 4.93%
Anheuser-Busch Cos., Inc. ...............     5,200        341,250
Bestfoods ...............................    10,500        559,125
Eastman Kodak Co. .......................     5,500        396,000
General Mills, Inc. .....................     4,550        353,763
PepsiCo, Inc. ...........................    23,300        953,844
Philip Morris Cos., Inc. ................    31,400      1,679,900
Procter & Gamble Co. ....................     7,700        703,106
Sara Lee Corp. ..........................    22,400        631,400
                                                        ----------
                                                         5,618,388
                                                        ----------
Consumer Services - 1.52%
Disney (Walt) Co. .......................    18,800        564,000
Hilton Hotels Corp. .....................    11,400        218,025
Knight-Ridder,inc. ......................     5,900        301,638
Time Warner, Inc. .......................    10,500        651,656
                                                        ----------
                                                         1,735,319
                                                        ----------
Energy - 5.29%
Amerada Hess Corp. ......................     2,300        114,425
Amoco Corp. .............................    14,300        843,700
Atlantic Richfield Co. ..................     1,100         71,775
Baker Hughes, Inc. ......................    15,000        265,313
British Petroleum Co. PLC ...............     6,800        646,000
Burlington Resources, Inc. ..............     5,150        184,434
Chevron Corp. ...........................     7,100        588,856
Exxon Corp. .............................    14,700      1,074,938
Mobil Corp. .............................     9,200        801,550
Royal Dutch Petroleum Co., ADR ..........     8,500        406,938
Schlumberger, Ltd. ......................     6,400        295,200
Texaco, Inc. ............................    11,800        623,925
Unocal Corp. ............................     3,800        110,912
                                                        ----------
                                                         6,027,966
                                                        ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Balanced Fund (continued)
                                                   Shares        Value
                                                  --------   -------------
COMMON STOCKS - (continued)
Financial Services - 9.52%
American International Group, Inc. ............     8,455     $   816,964
Associates First Capital Corp. Cl. A ..........    11,506         487,567
BankAmerica Corp. .............................    20,726       1,246,151
Bankers Trust Corp. ...........................     6,300         538,256
Chase Manhattan Corp. .........................    31,264       2,127,906
Chubb Corp. ...................................     9,300         603,338
Citigroup, Inc. ...............................    28,350       1,403,325
Federal National Mortgage Association .........    34,500       2,553,000
Morgan (J.P.) & Co., Inc. .....................     4,100         430,756
U.S. Bancorp ..................................    18,250         647,875
                                                              -----------
                                                               10,855,138
                                                              -----------
Health Care - 7.86%
Alza Corp. Cl. A ..............................     5,800         303,050
Baxter International, Inc. ....................    11,800         758,888
Bristol-Myers Squibb Co. ......................     9,900       1,324,744
Columbia/HCA Healthcare Corp. .................     9,825         243,169
IMS Health, Inc. ..............................     3,450         260,259
Johnson & Johnson .............................    10,700         897,463
Lilly (Eli) & Co. .............................    10,300         915,413
Merck & Co., Inc. .............................     9,400       1,388,262
Schering-Plough Corp. .........................    25,200       1,392,300
St. Jude Medical, Inc. ........................     2,830          78,355
United Healthcare Corp. .......................     7,750         333,734
Warner-Lambert Co. ............................    14,200       1,067,662
                                                              -----------
                                                                8,963,299
                                                              -----------
Multi-Industry - 0.44%
Minnesota Mining & Mfg. Co. ...................     7,100         504,988
                                                              -----------
Raw Materials - 1.67%
Aluminum Co. Of America .......................     5,350         398,909
Dow Chemical Co. ..............................     4,200         381,938
Dupont (E.I.) De Nemours & Co. ................    11,100         588,994
Monsanto Co. ..................................    10,700         508,250
Solutia, Inc. .................................     1,200          26,850
                                                              -----------
                                                                1,904,941
                                                              -----------
Retail - 3.44%
Abercrombie & Fitch Co. Cl. A .................     4,322         305,782
Albertson's, Inc. .............................    11,550         735,591
Costco Cos., Inc. .............................     6,000         433,125
Dillard Dept. Stores, Inc. Cl. A ..............     3,450          97,894
May Department Stores Co. .....................     8,450         510,168
Penney (J.C.), Inc. ...........................     7,600         356,250
Walgreen Co. ..................................    11,000         644,187
Wal-Mart Stores, Inc. .........................    10,300         838,806
                                                              -----------
                                                                3,921,803
                                                              -----------
Shelter - 0.69%
Georgia-Pacific Group .........................     5,600         327,950
Kimberly-Clark Corp. ..........................     8,500         463,250
                                                              -----------
                                                                  791,200
                                                              -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Balanced Fund (continued)
                                                   Shares        Value
                                                  --------   -------------
COMMON STOCKS (continued)
Technology - 10.98%
AMP, Inc. .....................................    15,050     $   783,541
Boeing Co. ....................................     5,700         185,963
Compaq Computer Corp. .........................    74,534       3,125,770
Hewlett-Packard Co. ...........................    14,000         956,375
Imation Corp. .................................         1              18
Intel Corp. ...................................    26,600       3,153,762
International Business Machines Corp. .........     7,800       1,441,050
Lucent Technologies, Inc. .....................    11,464       1,261,040
Motorola, Inc. ................................    13,850         845,715
Parametric Technology Company .................    20,000         327,500
Raytheon Co. Cl. A ............................       357          18,452
Seagate Technology, Inc. ......................    14,000         423,500
                                                              -----------
                                                               12,522,686
                                                              -----------
Transportation - 0.68%
AMR Corp. .....................................     8,600         510,625
CSX Corp. .....................................     6,500         269,750
                                                              -----------
                                                                  780,375
                                                              -----------
Utilities - 6.73%
AirTouch Communications, Inc. .................    15,200       1,096,300
AT & T Corp. ..................................    12,250         921,813
Edison International ..........................    16,000         446,000
El Paso Natural Gas Co. .......................     6,800         236,725
GTE Corp. .....................................    19,800       1,287,000
MCI Worldcom, Inc. ............................    13,309         954,921
PECO Energy Co. ...............................     9,000         374,625
PG&E Corp. ....................................    12,863         405,184
SBC Communications, Inc. ......................    28,834       1,546,223
Unicom Corp. ..................................    10,400         401,050
                                                              -----------
                                                                7,669,841
                                                              -----------
TOTAL COMMON STOCKS (Cost-$48,085,988).........                70,048,671
                                                              -----------

                                                 Principal
                                                  Amount         Value
                                                ----------   ------------
FIXED INCOME SECURITIES - 37.07%
CORPORATE BONDS - 11.60%
Bank and Insurance - 1.98%
BankAmerica Corp.
 6.63%, 10/15/07 .............................   $250,000         266,563
Chase Manhattan Corp.
 7.13%, 02/01/07 .............................    200,000         217,500
KeyCorp
 6.75%, 03/15/06 .............................    245,000         259,088
NationsBank Corp.
 7.50%, 09/15/06 .............................    275,000         303,531
 6.38%, 02/15/08 .............................    400,000         417,500
U.S. Bancorp
 6.50%, 02/01/08 .............................    650,000         681,688
Wells Fargo & Co.
 6.25%, 04/15/08 .............................    105,000         109,068
                                                                ---------
                                                                2,254,938
                                                                ---------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Balanced Fund (continued)
                                                 Principal
                                                  Amount        Value
                                                ----------   -----------
FIXED INCOME SECURITIES (continued)
Financial Services - 5.76%
American General Finance Corp.
 7.45%, 07/01/02 ............................    $175,000     $185,281
 6.20%, 03/15/03 ............................     600,000      612,750
Associates Corp. Of North America
 6.38%, 10/15/02 ............................      50,000       51,438
 7.63%, 04/27/05 ............................     125,000      138,438
Beneficial Corp.
 0.10%, 11/27/00 ............................     150,000      161,813
 9.47%, 03/09/01 ............................      30,000       32,250
 6.75%, 07/20/04 ............................      25,000       26,563
 6.96%, 02/13/06 ............................     150,000      162,375
 6.94%, 12/15/06 ............................     100,000      108,875
Citigroup, Inc.
 9.50%, 03/01/02 ............................      25,000       27,882
 6.63%, 09/15/05 ............................     150,000      157,688
Commercial Credit Co.
 6.00%, 04/15/00 ............................      25,000       25,188
 6.38%, 09/15/02 ............................      50,000       51,375
 6.63%, 11/15/06 ............................     275,000      288,406
Finova Capital Corp.
 6.63%, 09/15/01 ............................      50,000       50,750
 6.12%, 05/28/02 ............................     200,000      199,500
 6.50%, 07/28/02 ............................     460,000      464,600
 6.90%, 06/19/04 ............................     125,000      132,969
Ford Motor Credit Co.
 6.55%, 09/10/02 ............................     300,000      309,750
 6.55%, 07/07/03 ............................     125,000      129,688
 6.38%, 11/05/08 ............................     125,000      132,188
General Motors Acceptance Corp.
 6.60%, 11/22/04 ............................     175,000      183,094
 6.13%, 01/22/08 ............................     500,000      511,250
Household Finance Corp.
 6.70%, 06/15/02 ............................      50,000       51,563
 7.25%, 07/15/03 ............................     125,000      132,656
 7.65%, 05/15/07 ............................     200,000      222,000
Lehman Brothers, Inc.
 7.63%, 06/01/06 ............................      40,000       42,500
 6.13%, 02/01/01 ............................      25,000       24,906
Merrill Lynch & Co., Inc.
 6.00%, 11/15/04 ............................      25,000       25,562
 6.56%, 12/16/07 ............................     250,000      263,125
Morgan Stanley Dean Witter Discover & Co.
 6.88%, 03/01/07 ............................     125,000      131,562
Salomon Smith Barney Holdings, Inc. .........
 5.88%, 02/01/01 ............................      25,000       25,187
 6.50%, 10/15/02 ............................     125,000      128,125
 7.00%, 06/15/03 ............................     325,000      340,843
 7.20%, 02/01/04 ............................     100,000      106,375
 7.00%, 03/15/04 ............................     275,000      290,468
Sears Roebuck Acceptance Corp. ..............
 6.90%, 08/01/03 ............................     125,000      131,718
 6.13%, 01/15/06 ............................      50,000       51,062
Transamerica Corp.
 6.75%, 11/15/06 ............................     200,000      213,250

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Balanced Fund (continued)
                                                  Principal
                                                   Amount          Value
                                                ------------   -------------
FIXED INCOME SECURITIES (continued)
Transamerica Financial Corp.
 7.51%, 04/15/02 ............................    $   30,000     $    31,275
Travelers Property Casualty Corp.
 6.75%, 11/15/06 ............................       200,000         212,500
                                                                -----------
                                                                  6,568,788
                                                                -----------
Industrial - 3.86%
Enron Corp
 6.40%, 07/15/06 ............................       150,000         151,313
 6.63%, 11/15/05 ............................       750,000         765,937
Northwest Pipeline Corp.
 6.63%, 12/01/07 ............................       300,000         317,250
Philip Morris Cos., Inc.
 7.50%, 01/15/02 ............................        50,000          52,500
 8.25%, 10/15/03 ............................        75,000          82,781
 6.80%, 12/01/03 ............................        30,000          31,350
 6.38%, 02/01/06 ............................        25,000          25,719
Raytheon Co.
 6.30%, 03/15/05 ............................       750,000         768,750
 6.15%, 11/01/08 ............................       100,000         101,500
Service Corp. International
 6.00%, 12/15/05 ............................       500,000         498,125
TCI Communications, Inc. (FRN) (MTN)
 6.88%, 02/15/06 ............................       825,000         882,750
Transcontinental Gas Pipeline
 6.13%, 01/15/05 ............................       300,000         307,125
 6.25%, 01/15/08 ............................       400,000         415,000
                                                                -----------
                                                                  4,400,100
                                                                -----------
TOTAL CORPORATE BONDS .......................                    13,223,826
                                                                -----------
U.S. Government Agency Obligations - 7.23%
Federal Farm Credit Bank - 0.74%
 6.35%, 10/30/03 ............................       500,000         526,814
 6.60%, 02/06/04 ............................       300,000         318,963
                                                                -----------
                                                                    845,777
                                                                -----------
Federal Home Loan Bank - 1.27%
 7.52%, 05/24/04 ............................       300,000         332,768
 6.91%, 06/03/04 ............................       350,000         378,337
 7.36%, 07/01/04 ............................       665,000         733,855
                                                                -----------
                                                                  1,444,960
                                                                -----------
Federal Home Loan Mortgage Corp. - 1.39%
 6.40%, 12/13/06 ............................       275,000         295,127
 5.99%, 12/01/03 ............................       150,000         155,856
 6.65%, 03/10/04 ............................       780,000         831,655
 8.00%, 01/26/05 ............................       260,000         296,407
                                                                -----------
                                                                  1,579,045
                                                                -----------
Federal National Mortgage Association - 3.00%
 5.73%, 01/06/03 ............................       200,000         204,658
 5.45%, 10/10/03 ............................     1,060,000       1,076,330
 7.40%, 07/01/04 ............................        50,000          55,121
 7.88%, 02/24/05 ............................     1,835,000       2,085,856
                                                                -----------
                                                                  3,421,965
                                                                -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                       Principal
                                                        Amount          Value
                                                     ------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)
Resolution Funding Strip - 0.51%
 0.00%, 07/15/12 .................................    $  510,000     $   241,093
 0.00%, 04/15/14 .................................       150,000          63,416
 0.00%, 10/15/15 .................................        45,000          17,145
 0.00%, 04/15/18 .................................       800,000         263,516
                                                                         585,170
                                                                     -----------
Student Loan Marketing Association - 0.32%
 6.35%, 03/17/03 .................................       350,000         366,600
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .........                     8,243,517
                                                                     -----------
Collateralized Mortgage Obligations - 13.99%
Federal Home Loan Mortgage Corp. - 9.65%
 6.30%, 10/15/18 .................................       100,000         101,337
 6.25%, 05/15/19 .................................       100,000         100,565
 6.50%, 10/15/19 .................................       200,000         202,477
 7.00%, 02/15/21 .................................       100,000         103,089
 5.50%, 04/15/21 .................................       200,000         195,221
 5.75%, 04/15/21 .................................        50,000          49,684
 6.50%, 08/15/21 .................................       240,000         243,557
 6.50%, 09/15/21 .................................       550,000         554,639
 6.00%, 10/15/21 .................................       800,000         806,915
 6.50%, 11/15/21 .................................       300,000         304,603
 6.50%, 11/15/21 .................................       300,000         302,582
 5.95%, 11/15/21 .................................       300,000         296,925
 6.00%, 02/15/22 .................................       100,000         100,718
 5.95%, 02/15/22 .................................       700,000         704,424
 6.00%, 05/15/22 .................................       450,000         440,806
 6.65%, 07/15/22 .................................       100,000         102,019
 6.25%, 11/15/22 .................................       150,000         152,645
 6.50%, 11/15/22 .................................       100,000         101,965
 7.00%, 01/15/23 .................................       200,000         206,144
 6.00%, 02/15/23 .................................       193,000         193,136
 6.50%, 02/15/23 .................................       400,000         411,801
 6.75%, 05/15/23 .................................       150,000         154,111
 5.75%, 06/15/23 .................................       800,000         783,492
 5.50%, 03/15/24 .................................       600,000         582,188
 6.00%, 02/15/12 .................................       750,000         744,828
 6.00%, 12/15/23 .................................       500,000         498,595
 5.75%, 03/15/24 .................................       700,000         685,534
 6.00%, 12/15/23 .................................       800,000         802,500
 5.75%, 09/15/23 .................................       800,000         782,236
 5.75%, 03/15/24 .................................       300,000         293,046
                                                                     -----------
                                                                      11,001,782
                                                                     -----------
Federal National Mortgage Association - 4.34%
 5.75%, 02/18/23 .................................     1,000,000         975,575
 7.00%, 06/25/23 .................................       125,000         129,787
 6.00%, 09/25/18 .................................        50,000          50,222
 6.25%, 01/25/20 .................................       100,000         100,441
 6.85%, 10/25/20 .................................        50,000          51,037
 6.75%, 11/25/20 .................................       100,000         101,878
 6.75%, 05/25/21 .................................       100,000         101,750
 6.50%, 10/25/21 .................................       600,000         608,039

See accompanying notes to financial statements.
McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                                Principal
                                                                 Amount           Value
                                                              ------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
 6.50%, 11/25/21 ..........................................    $  100,000     $    101,568
 6.00%, 02/25/22 ..........................................       500,000          503,558
 6.50%, 04/25/22 ..........................................       400,000          406,372
 6.50%, 04/25/22 ..........................................       379,000          385,137
 6.50%, 07/18/22 ..........................................       500,000          514,774
 6.50%, 07/25/22 ..........................................       350,000          355,491
 6.00%, 07/25/22 ..........................................        50,000           50,379
 6.80%, 09/25/22 ..........................................       300,000          307,326
 6.50%, 11/25/22 ..........................................       200,000          209,263
                                                                              ------------
                                                                                 4,952,597
                                                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS .................                     15,954,379
                                                                              ------------
U.S. Government Obligations - 4.25%
U.S. Treasury Notes
 1.63%, 11/15/04 ..........................................       235,000          316,506
 6.88%, 05/15/06 ..........................................     1,725,000        1,954,939
 7.00%, 07/15/06 ..........................................     2,260,000        2,580,249
                                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS ...........................                      4,851,694
                                                                              ------------
TOTAL FIXED INCOME SECURITIES (Cost-$40,957,415 ) .........                     42,273,416
                                                                              ------------
TOTAL INVESTMENTS - 98.49% (Cost-$89,043,403 ) ............                    112,322,087
                                                                              ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.51% ..........                      1,717,683
                                                                              ------------
NET ASSETS - 100.0% .......................................                   $114,039,770
                                                                              ============

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Equity Investment Fund
                                                  Shares        Value
                                                 --------   -------------
COMMON STOCKS - 98.61%
Business Equipment & Service - 1.61%
Automatic Data Processing, Inc. ..............    16,500     $ 1,323,094
Berkshire Hathaway Inc. Class B ..............       609       1,431,150
                                                             -----------
                                                               2,754,244
                                                             -----------
Capital Goods - 9.15%
Cooper Industries, Inc. ......................    20,000         953,750
Emerson Electric Co. .........................    24,000       1,452,000
General Electric Co. .........................    67,000       6,838,187
Honeywell, Inc. ..............................    21,000       1,581,562
Ingersoll-Rand Co. ...........................     4,250         199,484
PPG Industries, Inc. .........................    27,500       1,601,875
Tyco International, Ltd. .....................    40,000       3,017,500
                                                             -----------
                                                              15,644,358
                                                             -----------
Consumer Durables - 1.82%
Ford Motor Co. ...............................    30,000       1,760,625
General Motors Corp. .........................    19,000       1,359,688
                                                             -----------
                                                               3,120,313
                                                             -----------
Consumer Non-Durables - 7.57%
Anheuser-Busch Cos., Inc. ....................    17,000       1,115,625
Bestfoods ....................................    20,000       1,065,000
Eastman Kodak Co. ............................    14,250       1,026,000
General Mills, Inc. ..........................     8,000         622,000
PepsiCo, Inc. ................................    62,500       2,558,593
Philip Morris Cos., Inc. .....................    75,000       4,012,500
Procter & Gamble Co. .........................    14,000       1,278,375
Sara Lee Corp. ...............................    45,000       1,268,437
                                                             -----------
                                                              12,946,530
                                                             -----------
Consumer Services - 1.89%
Disney (Walt) Co. ............................    29,000         870,000
Hilton Hotels Corp. ..........................    24,000         459,000
Knight-Ridder, Inc. ..........................    15,500         792,438
Time Warner, Inc. ............................    18,000       1,117,125
                                                             -----------
                                                               3,238,563
                                                             -----------
Energy - 8.20%
Amoco Corp. ..................................    35,500       2,094,500
Baker Hughes, Inc. ...........................    44,000         778,250
British Petroleum Co. PLC ....................    13,000       1,235,000
Burlington Resources, Inc. ...................     8,000         286,500
Chevron Corp. ................................    19,020       1,577,470
Exxon Corp. ..................................    29,000       2,120,625
Mobil Corp. ..................................    23,000       2,003,875
Royal Dutch Petroleum Co. ADR ................    19,500         933,563
Schlumberger, Ltd. ...........................    17,500         807,188
Texaco, Inc. .................................    33,500       1,771,313
Unocal Corp. .................................    14,500         423,218
                                                             -----------
                                                              14,031,502
                                                             -----------
Financial Services - 15.76%
American International Group, Inc. ...........    20,000       1,932,500
Associates First Capital Corp. Cl. A .........    25,006       1,059,629
BankAmerica Corp. ............................    50,025       3,007,753

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Equity Investment Fund (continued)
                                                    Shares         Value
                                                  ----------   -------------
COMMON STOCKS - (continued)
Financial Services - (continued)
Bankers Trust Corp. ...........................     17,000      $ 1,452,438
Chase Manhattan Corp. .........................     80,000        5,445,000
Chubb Corp. ...................................     22,580        1,464,878
Citigroup, Inc. ...............................     76,250        3,774,375
Federal National Mortgage Association .........     80,500        5,957,000
Morgan (J.P.) & Co., Inc. .....................     11,750        1,234,484
U.S. Bancorp ..................................     46,000        1,633,000
                                                                -----------
                                                                 26,961,057
                                                                -----------
Health Care - 12.99%
Alza Corp. Cl. A ..............................     16,000          836,000
Baxter International, Inc. ....................     36,000        2,315,250
Bristol-Myers Squibb Co. ......................     23,000        3,077,687
Columbia/HCA Healthcare Corp. .................     33,050          817,987
IMS Health, Inc. ..............................     13,000          980,687
Johnson & Johnson .............................     22,500        1,887,188
Lilly (Eli) & Co. .............................     29,000        2,577,375
Merck & Co., Inc. .............................     22,360        3,302,293
Schering-Plough Corp. .........................     56,000        3,094,000
St. Jude Medical, Inc. ........................      6,459          178,834
United Healthcare Corp. .......................     23,500        1,011,969
Warner-Lambert Co. ............................     28,500        2,142,844
                                                                -----------
                                                                 22,222,114
                                                                -----------
Multi-Industry - 0.54%
Minnesota Mining & Mfg. Co. ...................     13,030          926,759
                                                                -----------
Raw Materials - 2.98%
Aluminum Co. Of America .......................     16,040        1,195,983
Dow Chemical Co. ..............................     10,070          915,741
Dupont (E.I.) De Nemours & Co. ................     29,000        1,538,813
Monsanto Co. ..................................     29,000        1,377,500
Solutia, Inc. .................................      3,480           77,865
                                                                -----------
                                                                  5,105,902
                                                                -----------
Retail - 5.81%
Abercrombie & Fitch Co. Cl.A ..................     14,507        1,026,370
Albertson's, Inc. .............................     28,000        1,783,250
Costco Cos.,inc. ..............................     17,000        1,227,187
Dillard Dept. Stores, Inc. Cl. A ..............      8,000          227,000
May Department Stores Co. .....................     21,000        1,267,875
Penney (J.C.), Inc. ...........................     26,000        1,218,750
Walgreen Co. ..................................     22,500        1,317,655
Wal-Mart Stores, Inc. .........................     23,000        1,873,063
                                                                -----------
                                                                  9,941,150
                                                                -----------
Shelter - 1.02%
Georgia-Pacific Group .........................     13,500          790,594
Kimberly-Clark Corp. ..........................     17,520          954,840
                                                                -----------
                                                                  1,745,434
                                                                -----------
Technology - 17.56%
AMP, Inc. .....................................     32,500        1,692,031
Boeing Co. ....................................     14,000          456,750
Compaq Computer Corp. .........................    186,024        7,801,382
Hewlett-Packard Co. ...........................     35,000        2,390,938

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------

Equity Investment Fund (continued)
                                                               Shares         Value
                                                              --------   ---------------
COMMON STOCKS - (continued)
Technology - (continued)
Intel Corp. ...............................................    68,500     $  8,121,531
International Business Machines Corp. .....................    16,000        2,956,000
Lucent Technologies, Inc. .................................    29,500        3,245,000
Motorola, Inc. ............................................    26,000        1,587,625
Parametric Technology Corp. ...............................    47,000          769,625
Raytheon Co. Cl. A ........................................       816           42,177
Seagate Technology, Inc. ..................................    32,500          983,125
                                                                          ------------
                                                                            30,046,184
                                                                          ------------
Transportation - 1.38%
AMR Corp. .................................................    21,500        1,276,563
CSX Corp. .................................................    26,000        1,079,000
                                                                          ------------
                                                                             2,355,563
                                                                          ------------
Utilities - 10.33%
AirTouch Communications, Inc. .............................    32,000        2,308,000
AT & T Corp. ..............................................    25,000        1,881,250
Edison International ......................................    41,000        1,142,875
El Paso Natural Gas Co. ...................................    24,000          835,500
GTE Corp. .................................................    48,000        3,120,000
MCI Worldcom, Inc. ........................................    28,000        2,009,000
PECO Energy Co. ...........................................    21,000          874,125
PG&E Corp. ................................................    34,570        1,088,955
SBC Communications, Inc. ..................................    63,500        3,405,188
Unicom Corp. ..............................................    26,000        1,002,625
                                                                          ------------
                                                                            17,667,518
                                                                          ------------
TOTAL COMMON STOCKS - 98.61% (Cost-$116,377,600 ) .........                168,707,191
                                                                          ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.39% ..........                  2,371,637
                                                                          ------------
NET ASSETS - 100.0% .......................................               $171,078,828
                                                                          ============

See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited)               December 31, 1998
--------------------------------------------------------------------------------

                                                                                McM
                                                              McM           Intermediate
                                                           Principal           Fixed
                                                         Preservation          Income
                                                             Fund               Fund
                                                       ----------------  -----------------
Assets:
 Investments in securities at value (cost
  $43,585,689, $128,573,355, $24,972,956,
  $89,043,403 and $116,377,600, respectively)........    $ 43,585,689      $ 132,103,167
 Cash-interest bearing accounts .....................          96,340          2,152,826
 Dividends and interest receivable ..................          19,303          1,452,360
 Receivable for fund shares sold ....................               0            915,978
 Deferred organization cost (Note A) ................           2,715              2,715
 Due from advisor ...................................           1,510                  0
 Other assets .......................................          13,116             14,865
                                                         ------------      -------------
  Total assets ......................................      43,718,673        136,641,911
                                                         ------------      -------------
Liabilities:
 Payable for securities purchased ...................               0                  0
 Fund shares redeemed ...............................               0            350,000
 Distributions payable ..............................         187,075                  0
 Accrued expenses ...................................           8,740             15,065
 Payable to advisor, net ............................               0             39,571
                                                         ------------      -------------
  Total liabilities .................................         195,815            404,636
                                                         ------------      -------------
Net Assets:
 Applicable to 43,522,729, 12,836,773, 2,384,867,
  5,883,971 and 6,159,841 shares outstanding,
  respectively ......................................    $ 43,522,858      $ 136,237,275
                                                         ============      =============
Net Assets Consist of:
 Capital paid-in ....................................    $ 43,522,729      $ 132,477,469
 Accumulated undistributed/(distributions in
  excess of) net investment income ..................               0             22,761
 Accumulated net realized gain on investments .......             129            207,233
 Net unrealized appreciation/depreciation on
  investments .......................................               0          3,529,812
                                                         ------------      -------------
                                                         $ 43,522,858      $ 136,237,275
                                                         ============      =============
 Net asset value and redemption price per
  share .............................................    $       1.00      $       10.61
                                                         ============      =============

[RESTUBED TABLE FOR ABOVE

                                                             McM                               McM
                                                            Fixed            McM              Equity
                                                           Income          Balanced         Investment
                                                            Fund             Fund              Fund
                                                       --------------  ---------------  -----------------
Assets:
 Investments in securities at value (cost
  $43,585,689, $128,573,355, $24,972,956,
  $89,043,403 and $116,377,600, respectively)........   $25,840,408     $112,322,087      $ 168,707,191
 Cash-interest bearing accounts .....................       157,452        1,086,464          2,279,930
 Dividends and interest receivable ..................       292,840          656,466            258,412
 Receivable for fund shares sold ....................       565,000            4,000          1,018,144
 Deferred organization cost (Note A) ................         2,715            2,715              2,715
 Due from advisor ...................................             0                0                  0
 Other assets .......................................        14,697           22,769             24,652
                                                        -----------     ------------      -------------
  Total assets ......................................    26,873,112      114,094,501        172,291,044
                                                        -----------     ------------      -------------
Liabilities:
 Payable for securities purchased ...................       562,344                0             61,935
 Fund shares redeemed ...............................             0            5,000          1,056,000
 Distributions payable ..............................             0                0                  0
 Accrued expenses ...................................         9,363           10,009             10,444
 Payable to advisor, net ............................           661           39,722             83,837
                                                        -----------     ------------      -------------
  Total liabilities .................................       572,368           54,731          1,212,216
                                                        -----------     ------------      -------------
Net Assets:
 Applicable to 43,522,729, 12,836,773, 2,384,867,
  5,883,971 and 6,159,841 shares outstanding,
  respectively ......................................   $26,300,744     $114,039,770      $ 171,078,828
                                                        ===========     ============      =============
Net Assets Consist of:
 Capital paid-in ....................................   $25,409,146     $ 90,040,564      $ 116,776,051
 Accumulated undistributed/(distributions in
  excess of) net investment income ..................        (6,552)         (11,005)            16,642
 Accumulated net realized gain on investments .......        30,698          731,527          1,956,544
 Net unrealized appreciation/depreciation on
  investments .......................................       867,452       23,278,684         52,329,591
                                                        -----------     ------------      -------------
                                                        $26,300,744     $114,039,770      $ 171,078,828
                                                        ===========     ============      =============
 Net asset value and redemption price per
  share .............................................   $     11.03     $      19.38      $       27.77
                                                        ===========     ============      =============

See accompanying notes to financial statements.

Statements of Operations (unaudited)
For the Period Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                                  McM
                                                                  McM        Intermediate
                                                               Principal         Fixed
                                                             Preservation       Income
                                                                 Fund            Fund
                                                            --------------  --------------
Investment Income:
 Dividends ...............................................   $         0     $         0
 Interest ................................................     1,221,457       3,853,818
                                                             -----------     -----------
   Total investment income ...............................     1,221,457       3,853,818
                                                             -----------     -----------
Expenses:
 Investment advisory fees (Note E) .......................        56,566         228,205
 Transfer agent fees .....................................        17,345          13,596
 Administration fees .....................................        23,695          23,346
 Accounting fees .........................................        15,202          26,683
 Legal fees ..............................................         1,163           2,872
 Custodian fees ..........................................         7,720          11,220
 Insurance fees ..........................................         3,440           9,412
 Registration expenses ...................................         6,136          11,026
 Amortization of organization costs (Note A) .............         1,820           1,820
 Report to shareholder expense ...........................           810           2,173
 Auditing fees ...........................................         5,220           6,622
 Trustees fees ...........................................         1,010           2,629
 Miscellaneous expenses ..................................           151             707
                                                             -----------     -----------
   Total expenses ........................................       140,278         340,311
 Expenses reimbursed (Note E) ............................       (72,398)        (14,366)
 Expense reimbursement recovery (Note E) .................             0               0
                                                             -----------     -----------
   Net expenses ..........................................        67,880         325,945
                                                             -----------     -----------
Net Investment Income ....................................     1,153,577       3,527,873
                                                             -----------     -----------
Realized and Unrealized Gain on Investments:
 Net realized gain on investments ........................         1,983         259,044
 Net change in unrealized appreciation/depreciation on
  investments ............................................             0       1,407,845
                                                             -----------     -----------
 Net realized and unrealized gain on investments .........         1,983       1,666,889
                                                             -----------     -----------
Increase in Net Assets from Operations ...................   $ 1,155,560     $ 5,194,762
                                                             ===========     ===========

[RESTUBED TABLE FOR ABOVE]

                                                                  McM                                McM
                                                                 Fixed             McM             Equity
                                                                 Income          Balanced        Investment
                                                                  Fund             Fund             Fund
                                                            ---------------  ---------------  ----------------
Investment Income:
 Dividends ...............................................    $         0      $   494,669      $  1,190,765
 Interest ................................................        731,238        1,208,421            53,659
                                                              -----------      -----------      ------------
   Total investment income ...............................        731,238        1,703,090         1,244,424
                                                              -----------      -----------      ------------
Expenses:
 Investment advisory fees (Note E) .......................         42,777          227,021           367,169
 Transfer agent fees .....................................         12,569           15,445            18,076
 Administration fees .....................................         23,599           24,070            24,441
 Accounting fees .........................................         15,579           23,836            23,994
 Legal fees ..............................................            708            2,375             3,387
 Custodian fees ..........................................          3,449           11,794            19,659
 Insurance fees ..........................................          1,454            5,927             8,544
 Registration expenses ...................................          4,327           10,148            12,688
 Amortization of organization costs (Note A) .............          1,820            1,820             1,820
 Report to shareholder expense ...........................            252            1,040             2,175
 Auditing fees ...........................................          3,892            5,055             5,561
 Trustees fees ...........................................            353            1,516             2,274
 Miscellaneous expenses ..................................            177              403               202
                                                              -----------      -----------      ------------
   Total expenses ........................................        110,956          330,450           489,990
 Expenses reimbursed (Note E) ............................        (49,851)         (27,780)           (1,820)
 Expense reimbursement recovery (Note E) .................              0                0            62,547
                                                              -----------      -----------      ------------
   Net expenses ..........................................         61,105          302,670           550,717
                                                              -----------      -----------      ------------
Net Investment Income ....................................        670,133        1,400,420           693,707
                                                              -----------      -----------      ------------
Realized and Unrealized Gain on Investments:
 Net realized gain on investments ........................         57,786          807,774         2,396,824
 Net change in unrealized appreciation/depreciation on
  investments ............................................        365,596        7,255,589        15,658,101
                                                              -----------      -----------      ------------
 Net realized and unrealized gain on investments .........        423,382        8,063,363        18,054,925
                                                              -----------      -----------      ------------
Increase in Net Assets from Operations ...................    $ 1,093,515      $ 9,463,783      $ 18,748,632
                                                              ===========      ===========      ============

See accompanying notes to financial statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          McM Principal
                                                        Preservation Fund
                                                  ------------------------------
                                                      For the
                                                   Period Ended       For the
                                                     12/31/98       Year Ended
                                                    (unaudited)      06/30/98
                                                  --------------  --------------
Operations:
 Net investment income .........................   $  1,153,577    $  2,011,162
 Net realized gain (loss) on investments .......          1,983            (187)
 Net change in unrealized appreciation/
  depreciation on investments ..................              0               0
                                                   ------------    ------------
 Increase in net assets ........................      1,155,560       2,010,975
                                                   ------------    ------------
Dividends and Distributions to Shareholders:
 From net investment income ....................     (1,153,577)     (2,011,162)
 From capital gains ............................              0          (1,667)
                                                   ------------    ------------
 Total Distributions ...........................     (1,153,577)     (2,012,829)
                                                   ------------    ------------
Capital Share Transactions - Note C ............     (4,662,757)     15,482,644
                                                   ------------    ------------
 Total increase in net assets ..................     (4,660,774)     15,480,790
Net Assets:
 Beginning of year .............................     48,183,632      32,702,842
                                                   ------------    ------------
 End of year (including undistributed net
  investment income/(distributions in excess
  of) $0, $0, $22,761, $402,481, ($6,552),
  and $72,059, respectively) ...................   $ 43,522,858    $ 48,183,632
                                                   ============    ============

[RESTUBED TABLE FOR ABOVE]

                                                          McM Intermediate                      McM Fixed
                                                          Fixed Income Fund                    Income Fund
                                                  ---------------------------------  -------------------------------
                                                       For the                           For the
                                                    Period Ended        For the       Period Ended       For the
                                                      12/31/98         Year Ended       12/31/98        Year Ended
                                                     (unaudited)        06/30/98       (unaudited)       06/30/98
                                                  ----------------  ---------------  --------------  ---------------
Operations:
 Net investment income .........................    $  3,527,873     $  6,329,678     $   670,133      $   901,128
 Net realized gain (loss) on investments .......         259,044          593,160          57,786           44,111
 Net change in unrealized appreciation/
  depreciation on investments ..................       1,407,845        2,104,618         365,596          436,110
                                                    ------------     ------------     -----------      -----------
 Increase in net assets ........................       5,194,762        9,027,456       1,093,515        1,381,349
                                                    ------------     ------------     -----------      -----------
Dividends and Distributions to Shareholders:
 From net investment income ....................      (3,907,593)      (6,233,438)       (748,744)        (858,916)
 From capital gains ............................        (509,218)               0         (51,503)         (28,964)
                                                    ------------     ------------     -----------      -----------
 Total Distributions ...........................      (4,416,811)      (6,233,438)       (800,247)        (887,880)
                                                    ------------     ------------     -----------      -----------
Capital Share Transactions - Note C ............      13,748,903       25,514,515       3,805,783       12,143,298
                                                    ------------     ------------     -----------      -----------
 Total increase in net assets ..................      14,526,854       28,308,533       4,099,051       12,636,767
Net Assets:
 Beginning of year .............................     121,710,421       93,401,888      22,201,693        9,564,926
                                                    ------------     ------------     -----------      -----------
 End of year (including undistributed net
  investment income/(distributions in excess
  of) $0, $0, $22,761, $402,481, ($6,552),
  and $72,059, respectively) ...................    $136,237,275     $121,710,421     $26,300,744      $22,201,693
                                                    ============     ============     ===========      ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                           McM Balanced                          McM Equity
                                                               Fund                           Investment Fund
                                                ----------------------------------   ----------------------------------
                                                     For the                              For the
                                                  Period Ended         For the         Period Ended         For the
                                                    12/31/98          Year Ended         12/31/98          Year Ended
                                                   (unaudited)         06/30/98         (unaudited)         06/30/98
                                                ----------------   ---------------   ----------------   ---------------
Operations:
 Net investment income ......................     $  1,400,420      $  1,956,593       $    693,707      $    992,766
 Net realized gain on investments ...........          807,774           382,091          2,396,824           514,315
 Net change in unrealized appreciation/
  depreciation on investments ...............        7,255,589        10,037,050         15,658,101        22,166,197
                                                  ------------      ------------       ------------      ------------
 Increase in net assets .....................        9,463,783        12,375,734         18,748,632        23,673,278
                                                  ------------      ------------       ------------      ------------
Dividends and Distributions to Shareholders:
 From net investment income .................       (1,539,960)       (1,887,824)          (695,327)       (1,004,580)
 From capital gains .........................         (404,513)                0           (860,636)         (176,965)
                                                  ------------      ------------       ------------      ------------
 Total Distributions ........................       (1,944,473)       (1,887,824)        (1,555,963)       (1,181,545)
                                                  ------------      ------------       ------------      ------------
Capital Share Transactions - Note C .........       13,319,506        41,772,321         25,345,136        47,456,107
                                                  ------------      ------------       ------------      ------------
 Total increase in net assets ...............       20,838,816        52,260,231         42,537,805        69,947,840
Net Assets:
 Beginning of year ..........................       93,200,954        40,940,723        128,541,023        58,593,183
                                                  ------------      ------------       ------------      ------------
 End of year (including undistributed net
  investment income/(distributions in excess
  of) ($11,005), $128,535 $16,642 and
  $18,262, respectively) ....................     $114,039,770      $ 93,200,954       $171,078,828      $128,541,023
                                                  ============      ============       ============      ============

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
Note (A) Significant Accounting Policies: McM Funds (the "Trust") is a Delaware business trust, currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate
Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund"). The Trust is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended the "Act". The Trust was organized as a Delaware business trust on February 3, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------
    (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the period ended December 31, 1998. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (7) Organization Costs: Organization costs are being amortized on a straight-line basis over five years.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                                          PRINCIPAL PRESERVATION FUND
                                    ------------------------------------------------------------------------
                                               Period Ended                          Year Ended
                                            December 31, 1998                      June 30, 1998
                                    ----------------------------------  ------------------------------------
                                         Shares            Amount             Shares             Amount
                                    ----------------  ----------------  -----------------  -----------------
Shares sold ......................      92,273,433     $  92,273,433        146,489,995     $   146,489,995
Shares issued through reinvest-
 ment of dividends ...............         931,132           931,132          1,937,721           1,937,721
Shares redeemed ..................     (97,867,322)      (97,867,322)      (132,945,072)       (132,945,072)
                                       -----------     -------------       ------------     ---------------
Net Increase/(Decrease) ..........      (4,662,757)    $  (4,662,757)        15,482,644     $    15,482,644
                                       ===========     =============       ============     ===============

[RESTUBED TABLE FOR ABOVE]
                                                     INTERMEDIATE FIXED INCOME FUND
                                    ----------------------------------------------------------------
                                            Period Ended                      Year Ended
                                          December 31, 1998                  June 30, 1998
                                    -----------------------------  ---------------------------------
                                        Shares         Amount           Shares           Amount
                                    -------------  --------------  ---------------  ----------------
Shares sold ......................    1,704,442     $ 18,256,176       4,017,645     $   41,959,179
Shares issued through reinvest-
 ment of dividends ...............      407,225        4,330,787         581,272          6,063,815
Shares redeemed ..................     (829,676)      (8,838,060)     (2,149,379)       (22,508,479)
                                      ---------     ------------      ----------     --------------
Net Increase/(Decrease) ..........    1,281,991     $ 13,748,903       2,449,538     $   25,514,515
                                      =========     ============      ==========     ==============

                                                           FIXED INCOME FUND
                                     -------------------------------------------------------------
                                              Period Ended                    Year Ended
                                           December 31, 1998                 June 30, 1998
                                     ------------------------------  -----------------------------
                                         Shares          Amount          Shares         Amount
                                     -------------  ---------------  -------------  --------------
Shares sold .......................      387,877     $   4,277,360     1,161,982     $ 12,549,304
Shares issued through reinvest-
 ment of dividends ................       72,571           800,044        82,549          887,523
Shares redeemed ...................     (115,218)       (1,271,621)     (120,810)      (1,293,529)
                                        --------     -------------     ---------     ------------
Net Increase ......................      345,230     $   3,805,783     1,123,721     $ 12,143,298
                                        ========     =============     =========     ============

[RESTUBED TABLE FOR ABOVE]
                                                            BALANCED FUND
                                     ------------------------------------------------------------
                                             Period Ended                    Year Ended
                                           December 31, 1998                June 30, 1998
                                     -----------------------------  -----------------------------
                                         Shares         Amount          Shares         Amount
                                     -------------  --------------  -------------  --------------
Shares sold .......................      816,254     $ 14,660,414     2,721,124     $ 46,198,090
Shares issued through reinvest-
 ment of dividends ................      104,445        1,915,122       108,340        1,842,078
Shares redeemed ...................     (179,191)      (3,256,030)     (362,674)      (6,267,847)
                                        --------     ------------     ---------     ------------
Net Increase ......................      741,508     $ 13,319,506     2,466,790     $ 41,772,321
                                        ========     ============     =========     ============

McM Funds -- Schedule of Investments (unaudited)               December 31, 1998
--------------------------------------------------------------------------------

                                                          EQUITY INVESTMENT FUND
                                     ----------------------------------------------------------------
                                              Period Ended                      Year Ended
                                            December 31, 1998                  June 30, 1998
                                     -------------------------------  -------------------------------
                                         Shares          Amount           Shares          Amount
                                     -------------  ----------------  -------------  ----------------
Shares sold .......................    1,612,401     $  38,971,592      2,496,173     $  56,388,235
Shares issued through reinvest-
 ment of dividends ................       58,718         1,527,984         51,001         1,159,261
Shares redeemed ...................     (594,479)      (15,154,440)      (436,532)      (10,091,389)
                                       ---------     -------------      ---------     -------------
Net Increase ......................    1,076,640     $  25,345,136      2,110,642     $  47,456,107
                                       =========     =============      =========     =============

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended December 31, 1998 were:

                                              Aggregate      Proceeds from
                                              Purchases          Sales
                                           --------------   --------------
Intermediate Fixed Income Fund .........    $38,572,763      $25,134,467
Fixed Income Fund ......................      5,064,434        1,465,185
Balanced Fund ..........................     21,925,068        6,231,818
Equity Investment Fund .................     28,700,178        4,860,743

Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. For the period July 1, 1998 through December 31, 1998, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $164,395: $72,398 for the Principal Preservation Fund; $14,366 for the Intermediate Fixed Income Fund; $49,851 for the Fixed Income Fund; and $27,780 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations. During the period ended December 31, 1998, the Equity Investment Fund and the Intermediate Fixed Income Fund reimbursed expenses to the Advisor totaling $70,799 and $4,533, respectively. Since July 14, 1994 (July 13, 1994 for the Principal Preservation
Fund) through December 31, 1998, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts:
Principal Preservation Fund $452,261, Intermediate Fixed Income Fund $361,809, Fixed Income Fund $340,815, Balanced Fund $347,301 and Equity Investment Fund $96,107.

Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                         McM Principal
                                                                       Preservation Fund
                                                                  ----------------------------
                                                                      For the
                                                                   Period Ended      For the
                                                                     12/31/98      Year Ended
                                                                    (unaudited)     06/30/98
                                                                  --------------  ------------
Net Asset Value, beginning of period ...........................    $  1.00        $  1.00
                                                                    -------        -------
 Income from investment operations
 Net investment income .........................................       0.03           0.05
 Net realized and unrealized gain (loss) on investments ........       0.00           0.00
                                                                     ------        -------
  Total from investment operations .............................       0.03           0.05
                                                                     ------        -------
 Less Distributions:
 From net investment income ....................................      (0.03)         (0.05)
 From capital gains ............................................       0.00           0.00
                                                                     -------       --------
  Total distributions ..........................................      (0.03)         (0.05)
                                                                     -------       --------
Net Asset Value, end of period .................................    $  1.00         $ 1.00
                                                                    ========       ========
Total return ...................................................       2.60%          5.41%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................    $43,523        $48,184
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................       0.62%          0.67%
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor .......................................       0.30%          0.30%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .........................       4.78%          4.92%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .........................       5.10%          5.29%
 Portfolio turnover ............................................        N/A            N/A
[RESTUBED TABLE FOR ABOVE]
                                                                                McM Principal
                                                                              Preservation Fund
                                                                  -----------------------------------------
                                                                     For the       For the       For the
                                                                   Year Ended    Year Ended    Period Ended
                                                                    06/30/97      06/30/96      06/30/95*
                                                                  ------------  ------------  -------------
Net Asset Value, beginning of period ...........................   $  1.00       $  1.00        $  1.00
                                                                   -------       -------        -------
 Income from investment operations
 Net investment income .........................................      0.05          0.05           0.05
 Net realized and unrealized gain (loss) on investments ........      0.00          0.00           0.00
                                                                   -------       -------        -------
  Total from investment operations .............................      0.05          0.05           0.05
                                                                   -------       -------        -------
 Less Distributions:
 From net investment income ....................................     (0.05)        (0.05)         (0.05)
 From capital gains ............................................      0.00          0.00           0.00
                                                                   --------      --------       -------
  Total distributions ..........................................     (0.05)        (0.05)         (0.05)
                                                                   --------      --------       -------
Net Asset Value, end of period .................................   $  1.00       $  1.00        $  1.00
                                                                   ========      ========       =======
Total return ...................................................      5.24%         5.39%          5.10%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................   $32,703       $24,195        $11,813
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................      0.77%         0.93%          2.77%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor .......................................      0.30%         0.30%          0.30%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .........................      4.65%         4.60%          2.91%(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .........................      5.12%         5.23%          5.38%(1)
 Portfolio turnover ............................................       N/A           N/A            N/A


 * McM Principal Preservation Fund commenced investment operations on July 13, 1994.
** McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.
N/A Not applicable.

See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                        McM Intermediate
                                                                       Fixed Income Fund
                                                                  ----------------------------
                                                                      For the
                                                                   Period Ended      For the
                                                                     12/31/98      Year Ended
                                                                    (unaudited)     06/30/98
                                                                  --------------  ------------
Net Asset Value, beginning of period ...........................    $  10.53       $  10.26
                                                                    --------       --------
 Income from investment operations
 Net investment income .........................................        0.29           0.60
 Net realized and unrealized gain (loss) on investments ........        0.15           0.27
                                                                    --------       --------
  Total from investment operations .............................        0.44           0.87
                                                                    --------       --------
 Less Distributions:
 From net investment income ....................................      ( 0.32)        ( 0.60)
 From capital gains ............................................      ( 0.04)          0.00
                                                                    --------       --------
  Total distributions ..........................................      ( 0.36)        ( 0.60)
                                                                    ---------      --------
Net Asset Value, end of period .................................     $ 10.61       $  10.53
                                                                    ========       ========
Total return ...................................................        4.24%          8.68%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................    $136,237       $121,710
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................        0.52%          0.55%
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor .......................................        0.50%          0.50%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .........................        5.39%          5.74%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .........................        5.41%          5.79%
 Portfolio turnover ............................................       19.91%         45.44%
[RESTUBED TABLE FOR ABOVE]
                                                                             McM Intermediate
                                                                             Fixed Income Fund
                                                                  ---------------------------------------
                                                                     For the       For the      For the
                                                                   Year Ended    Year Ended    Year Ended
                                                                    06/30/97      06/30/96     06/30/96**
                                                                  ------------  ------------  -----------
Net Asset Value, beginning of period ...........................    $ 10.17       $ 10.37      $ 10.00
                                                                    -------       -------      -------
 Income from investment operations
 Net investment income .........................................      0.60          0.57          0.54
 Net realized and unrealized gain (loss) on investments ........      0.11         ( 0.10)        0.34
                                                                    -------       -------      -------
  Total from investment operations .............................      0.71          0.47          0.88
                                                                    -------       -------      -------
 Less Distributions:
 From net investment income ....................................     ( 0.60)       ( 0.57)      ( 0.51)
 From capital gains ............................................     ( 0.02)       ( 0.10)        0.00
                                                                    -------       -------      -------
  Total distributions ..........................................     ( 0.62)       ( 0.67)      ( 0.51)
                                                                    -------       -------      -------
Net Asset Value, end of period .................................    $ 10.26       $ 10.17      $ 10.37
                                                                    =======       =======      =======
Total return ...................................................       7.14%         4.61%        9.19%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................    $93,402       $76,045      $29,936
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................       0.59%         0.69%        1.72%
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor .......................................       0.50%         0.50%        0.50%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .........................       5.80%         5.52%        5.01%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .........................       5.89%         5.71%        6.24%
 Portfolio turnover ............................................      36.02%        75.26%      227.09%

 * McM Principal Preservation Fund commenced investment operations on July 13, 1994.
** McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.
N/A Not applicable.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                           McM Fixed
                                                                          Income Fund
                                                                  ----------------------------
                                                                      For the
                                                                   Period Ended      For the
                                                                     12/31/98      Year Ended
                                                                    (unaudited)     06/30/98
                                                                  --------------  ------------
Net Asset Value, beginning of period ...........................     $ 10.89        $ 10.44
                                                                     -------        -------
 Income from investment operations
 Net investment income .........................................       0.30           0.62
 Net realized and unrealized gain (loss) on investments ........       0.20           0.47
                                                                     -------        -------
  Total from investment operations .............................       0.50           1.09
                                                                     -------        -------
 Less Distributions:
 From net investment income ....................................      ( 0.34)        ( 0.62)
 From capital gains ............................................      ( 0.02)        ( 0.02)
                                                                     -------        -------
  Total distributions ..........................................      ( 0.36)        ( 0.64)
                                                                     -------        -------
Net Asset Value, end of period .................................     $ 11.03        $ 10.89
                                                                     =======        =======
Total return ...................................................        4.67%         10.71%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................     $26,301        $22,202
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................        0.91%          1.17%
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor .......................................        0.50%          0.50%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .........................        5.08%          5.26%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .........................        5.48%          5.93%
 Portfolio turnover ............................................        6.14%         58.22%

[RESTUBED TABLE FOR ABOVE]
                                                                                  McM Fixed
                                                                                 Income Fund
                                                                  -----------------------------------------
                                                                     For the       For the       For the
                                                                   Year Ended    Year Ended    Period Ended
                                                                    06/30/97      06/30/96      06/30/96*
                                                                  ------------  ------------  -------------
Net Asset Value, beginning of period ...........................    $ 10.33       $ 10.58        $ 10.00
                                                                    -------       -------        -------
 Income from investment operations
 Net investment income .........................................       0.65          0.64           0.55
 Net realized and unrealized gain (loss) on investments ........       0.12        ( 0.20)         0.56
                                                                    -------       --------       -------
  Total from investment operations .............................       0.77          0.44           1.11
                                                                    -------       --------       -------
 Less Distributions:
 From net investment income ....................................     ( 0.65)       ( 0.63)        ( 0.53)
 From capital gains ............................................     ( 0.01)       ( 0.06)         0.00
                                                                    --------      --------       --------
  Total distributions ..........................................     ( 0.66)       ( 0.69)        ( 0.53)
                                                                    --------      --------       --------
Net Asset Value, end of period .................................    $ 10.44       $ 10.33        $ 10.58
                                                                    ========      ========       ========
Total return ...................................................       7.72%         4.16%         11.55%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................    $ 9,565       $ 7,992        $ 6,599
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................       1.57%         1.82%          7.29%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor .......................................       0.50%         0.50%          0.50%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .........................       5.25%         4.70%          0.47%(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .........................       6.32%         6.02%          6.33%(1)
 Portfolio turnover ............................................      32.46%        37.62%        150.77%(2)

* McM Fixed Income Fund and McM Balanced Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                      McM Balanced
                                                                          Fund
                                                              ----------------------------
                                                                  For the
                                                               Period Ended      For the
                                                                 12/31/98      Year Ended
                                                                (unaudited)     06/30/98
                                                              --------------  ------------
Net Asset Value, beginning of period .......................     $  18.12       $ 15.30
                                                                 --------       -------
 Income from investment operations
 Net investment income .....................................         0.25          0.47
 Net realized and unrealized gain on investments ...........         1.36          2.82
                                                                 --------       -------
  Total from investment operations .........................         1.61          3.29
                                                                 --------       -------
 Less Distributions:
 From net investment income ................................       ( 0.28)       ( 0.47)
 From capital gains ........................................       ( 0.07)         0.00
                                                                 --------       -------
  Total distributions ......................................       ( 0.35)       ( 0.47)
                                                                 --------       -------
Net Asset Value, end of period .............................     $  19.38       $ 18.12
                                                                 ========       =======
Total return ...............................................         8.98%        21.76%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......................     $114,040       $93,201
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .................         0.66%         0.74%
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ...................................         0.60%         0.60%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .....................         2.73%         2.87%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .....................         2.79%         3.01%
 Portfolio turnover ........................................         6.31%        20.73%

[RESTUBED TABLE FOR ABOVE]
                                                                            McM Balanced
                                                                                Fund
                                                              -----------------------------------------
                                                                 For the       For the       For the
                                                               Year Ended    Year Ended    Period Ended
                                                                06/30/97      06/30/96      06/30/95*
                                                              ------------  ------------  -------------
Net Asset Value, beginning of period .......................    $ 12.75       $ 11.35       $ 10.00
                                                                -------       -------       -------
 Income from investment operations
 Net investment income .....................................      0.43          0.40           0.36
 Net realized and unrealized gain on investments ...........      2.54          1.49           1.33
                                                                -------       -------       -------
  Total from investment operations .........................      2.97          1.89           1.69
                                                                -------       -------       -------
 Less Distributions:
 From net investment income ................................     ( 0.42)       ( 0.40)       ( 0.34)
 From capital gains ........................................      0.00         ( 0.09)         0.00
                                                                -------       -------       -------
  Total distributions ......................................     ( 0.42)       ( 0.49)       ( 0.34)
                                                                -------       -------       -------
Net Asset Value, end of period .............................    $ 15.30       $ 12.75       $ 11.35
                                                                =======       =======       =======
Total return ...............................................      23.65%        16.86%         17.31%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......................    $40,941       $11,915       $ 3,070
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .................       1.01%         2.21%         8.41%
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ...................................       0.60%         0.60%         0.60%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .....................       2.97%         1.81%         3.54%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .....................       3.38%         3.43%         4.28%
 Portfolio turnover ........................................      31.64%        26.16%        81.05%

* McM Balanced Fund and McM Balanced Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       McM Equity
                                                                    Investment Fund
                                                              ----------------------------
                                                                  For the
                                                               Period Ended      For the
                                                                 12/31/98      Year Ended
                                                                (unaudited)     06/30/98
                                                              --------------  ------------
Net Asset Value, beginning of period .......................    $  25.29        $ 19.71
                                                                --------        -------
 Income from investment operations
 Net investment income .....................................        0.12           0.23
 Net realized and unrealized gain on investments ...........        2.62           5.62
                                                                --------        -------
  Total from investment operations .........................        2.74           5.85
                                                                --------        -------

 Less Distributions:
 From net investment income ................................      ( 0.12)        ( 0.23)
 From capital gains ........................................      ( 0.14)        ( 0.04)
                                                                --------       --------
  Total distributions ......................................      ( 0.26)        ( 0.27)
                                                                --------       --------
Net Asset Value, end of period .............................    $  27.77        $ 25.29
                                                                ========       ========
Total return ...............................................       10.90%         29.89%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......................    $171,079       $128,541
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .................        0.67%          0.75%
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ...................................        0.75%          0.75%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .....................        0.94%          1.05%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .....................        0.94%          1.05%
 Portfolio turnover ........................................        3.40%          0.57%

[RESTUBED TABLE FOR ABOVE]
                                                                             McM Equity
                                                                           Investment Fund
                                                              -----------------------------------------
                                                                 For the       For the       For the
                                                               Year Ended    Year Ended    Period Ended
                                                                06/30/97      06/30/96      06/30/95*
                                                              ------------  ------------  -------------
Net Asset Value, beginning of period .......................    $ 14.85       $ 11.95        $ 10.00
                                                                -------       -------        -------
 Income from investment operations
 Net investment income .....................................      0.24          0.21            0.19
 Net realized and unrealized gain on investments ...........      4.87          2.94            1.94
                                                                -------       -------        -------
  Total from investment operations .........................      5.11          3.15            2.13
                                                                -------       -------        -------

 Less Distributions:
 From net investment income ................................     ( 0.24)       ( 0.21)        ( 0.18)
 From capital gains ........................................     ( 0.01)       ( 0.04)          0.00
                                                                -------       -------        -------
  Total distributions ......................................     ( 0.25)       ( 0.25)        ( 0.18)
                                                                -------       -------        -------
Net Asset Value, end of period .............................    $ 19.71       $ 14.85        $ 11.95
                                                                =======       =======        =======
Total return ...............................................      34.68%        26.53%         21.57%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......................    $58,593       $23,913        $ 4,866
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .................       0.88%         1.72%          8.48%
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ...................................       0.75%         0.75%          0.75%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .....................       1.36%         0.80%          5.50%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .....................       1.49%         1.77%          2.24%
 Portfolio turnover ........................................       0.88%         0.92%          1.81%

*   McM Equity Investment Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.
N/R Not required.

See accompanying notes to financial statements.

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

                               Board of Trustees
                               Robert R. Barron
                               Terry A. O'Toole
                                Walter B. Rose
                             Kenneth I. Rosenblum
                                 S.D. Sicotte
                                Mark R. Taylor
                               Gregory L. Watson

                                   Officers
                      Terry A. O'Toole, CEO and President
                Robert R. Barron, Vice President and Treasurer
                 Deane A. Nelson, Vice President and Secretary

     Investment Advisor                                         Custodian
     McMorgan & Company                                  The Bank of New York
 One Bush Street, Suite 800                                  48 Wall Street
   San Francisco, CA 94104                             New York, New York 10286

       Underwriter                                          Legal Counsel
FPS Broker Services, Inc.                         Paul, Hastings, Janofsky & Walker LLP
   3200 Horizon Drive                                    345 California Street
King of Prussia, PA 19406                               San Francisco, CA 94104

       Shareholder Services                                    Auditors
First Data Investor Services Group, Inc.                 Tait, Weller & Baker
        3200 Horizon Drive                           8 Penn Center Plaza, Suite 800
     King of Prussia, PA 19406                            Philadelphia, PA 19103


                       For Additional Information about
                                McM Funds call:
                                (800) 788-9485

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.


SAR1298

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